UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22980

Angel Oak Funds Trust

(Exact name of registrant as specified in charter)

One Buckhead Plaza

3060 Peachtree Road NW Suite 500

Atlanta, GA 30305

(Address of principal executive offices) (Zip code)

Dory Black

c/o Angel Oak Capital Advisors, LLC

One Buckhead Plaza

3060 Peachtree Road NW Suite 500

Atlanta, GA 30305

(Name and address of agent for service)

Copy to:

Douglas P. Dick

Stephen T. Cohen

Dechert LLP

1900 K Street NW

Washington, DC 20006

(404)-953-4900

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: February 1, 2017 through April 30, 2017

Item 1. Schedule of Investments.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments

April 30, 2017 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities — 13.24%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-HE2, Class A2C, 1.151%, 5/25/2036 (a)	$2,250,111	$2,224,761
Ally Auto Receivables Trust, Series 2017-1, Class A1, 0.830%, 2/15/2018	2,785,925	2,787,866
AmeriCredit Automobile Receivables Trust, Series 2013-2, Class D, 2.420%, 5/8/2019	10,000,000	10,044,090
AMSR Trust, Series 2016-SFR1, Class A, 2.394%, 11/17/2033 (a)(b)	10,000,000	10,157,420
Barclays Dryrock Issuance Trust, Series 2014-3, Class A, 2.410%, 7/15/2022	13,216,000	13,395,127
Bear Stearns Asset Backed Securities Trust, Series 2007-SD3, Class A, 1.241%, 5/25/2037 (a)	77,660	68,775
BMW Vehicle Lease Trust, Series 2015-1, Class A4, 1.340%, 6/20/2018	500,000	500,626
BMW Vehicle Lease Trust, Series 2016-2, Class A3, 1.430%, 9/20/2019	10,000,000	9,997,540
BMW Vehicle Lease Trust, Series 2017-1, Class A3, 1.980%, 5/20/2020	6,000,000	6,024,150
Business Loan Express Business Loan Trust, Series 2007-AA, Class A, 1.393%, 10/20/2040 (a)(b)	6,939,350	6,327,216
Cajun Global LLC, Series 2011-1A, Class A2, 5.955%, 2/20/2041 (b)	6,056,932	6,089,149
CarMax Auto Owner Trust, Series 2015-3, Class A2B, 1.444%, 11/15/2018 (a)	414,414	415,079
CarMax Auto Owner Trust, Series 2017-2, Class A2, 1.630%, 6/15/2020	12,000,000	12,006,228
CarMax Auto Owner Trust, Series 2016-4, Class A3, 1.400%, 8/16/2021	9,000,000	8,929,368
CarMax Auto Owner Trust, Series 2017-1, Class A3, 1.980%, 11/15/2021	10,000,000	10,056,310
CCG Receivables Trust, Series 2015-1, Class A3, 1.920%, 1/17/2023 (b)	10,000,000	10,024,320
Chase Issuance Trust, Series 2015-A5, Class A5, 1.360%, 4/15/2020	7,000,000	7,001,351
Chase Issuance Trust, Series 2015-A7, Class A7, 1.620%, 7/15/2020	12,035,000	12,055,953
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 1.615%, 4/22/2026 (a)	5,000,000	5,006,025
Colony American Homes, Series 2015-1A, Class A, 2.194%, 7/19/2032 (a)(b)	4,929,856	4,949,817
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4, Class AV3, 1.141%, 5/25/2036 (a)	19,548,237	15,469,244
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF6, 3.805%, 1/25/2037 (a)	11,839,563	6,307,527
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2, 3.805%, 1/25/2037 (a)	17,921,779	9,041,717
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF4, 3.805%, 1/25/2037 (a)	2,761,445	1,387,626
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF1B, 3.805%, 1/25/2037 (a)	7,476,097	3,989,657
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF3, 3.805%, 1/25/2037 (a)	9,862,304	5,260,089
Dell Equipment Finance Trust, Series 2015-1, Class A3, 1.300%, 3/23/2020 (b)	3,369,294	3,377,502
Discover Card Execution Note Trust, Series 2017-A1, Class A1, 1.484%, 1/18/2022 (a)	5,750,000	5,802,509
Drive Auto Receivables Trust, Series 2017-AA, Class A1, 0.970%, 2/15/2018 (b)	1,914,072	1,918,696
Drive Auto Receivables Trust, Series 2016-CA, Class A2, 1.410%, 1/15/2019 (b)	4,196,151	4,205,781
Drive Auto Receivables Trust, Series 2016-BA, Class A3, 1.670%, 7/15/2019 (b)	5,984,187	6,000,195
Drive Auto Receivables Trust, Series 2015-DA, Class B, 2.590%, 12/16/2019 (b)	5,771,749	5,796,342
DT Auto Owner Trust, Series 2017-1A, Class A, 1.560%, 6/15/2020 (b)	3,874,881	3,867,542
Exeter Automobile Receivables Trust, Series 2015-2A, Class A, 1.540%, 11/15/2019 (b)	1,681,819	1,685,706
Exeter Automobile Receivables Trust, Series 2017-2A, Class A, 2.110%, 6/15/2021 (b)	8,775,000	8,792,708
Fieldstone Mortgage Investment Trust, Series 2007-1, Class 2A3, 1.331%, 4/25/2047 (a)	12,893,371	9,560,292
Flagship Credit Auto Trust, Series 2017-1, Class A, 1.930%, 12/15/2021 (b)	6,775,683	6,785,786
Ford Credit Auto Lease Trust, Series 2015-A, Class A3, 1.130%, 6/15/2018	2,360,493	2,363,165
Ford Credit Auto Lease Trust, Series 2017-A, Class A3, 1.880%, 4/15/2020	6,500,000	6,512,519
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A2, 1.564%, 1/15/2022 (a)	7,186,000	7,244,836
GM Financial Automobile Leasing Trust, Series 2015-3, Class A4, 1.810%, 11/20/2019	5,425,000	5,446,727
GM Financial Automobile Leasing Trust, Series 2016-3, Class A4, 1.780%, 5/20/2020	10,000,000	10,002,670
GM Financial Automobile Leasing Trust, Series 2017-1, Class A3, 2.060%, 5/20/2020	6,000,000	6,035,988
GM Financial Consumer Automobile, Series 2017-1A, Class A2A, 1.510%, 3/16/2020 (b)	4,000,000	4,009,824
GM Financial Consumer Automobile, Series 2017-1A, Class A4, 2.060%, 5/16/2023 (a)(b)	5,000,000	5,014,805
Golden Credit Card Trust, Series 2012-4A, Class A, 1.390%, 7/15/2019 (b)	3,000,000	3,007,413
Golden Credit Card Trust, Series 2017-1A, Class A, 1.394%, 2/15/2021 (a)(b)	9,000,000	9,033,813
GSAA Home Equity Trust, Series 2005-14, Class 2A2, 1.241%, 12/25/2035 (a)	2,790,988	2,134,355
GSAA Home Equity Trust, Series 2005-14, Class 2A3, 1.341%, 12/25/2035 (a)	521,909	475,283
GSAA Home Equity Trust, Series 2006-1, Class A1, 1.081%, 1/25/2036 (a)	1,639,812	993,270
GSAA Home Equity Trust, Series 2005-15, Class 2A2, 1.241%, 1/25/2036 (a)	4,074,654	2,722,896
GSAA Home Equity Trust, Series 2006-10, Class AF2, 5.825%, 6/25/2036 (a)	3,570,459	1,959,650
GSAA Home Equity Trust, Series 2007-1, Class 1A2, 1.161%, 2/25/2037 (a)	2,975,681	1,622,541
GSAA Home Equity Trust, Series 2007-2, Class AF4A, 5.983%, 3/25/2037 (a)	2,889,344	1,500,188
GSAA Home Equity Trust, Series 2006-20, Class 1A2, 1.171%, 12/25/2046 (a)	17,611,091	9,671,166
GSAA Home Equity Trust, Series 2007-5, Class 1F4A, 6.032%, 3/25/2047 (a)	7,411,953	4,954,379
HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/2044 (b)	9,500,000	8,619,474
HOA Funding LLC, Series 2015-1A, Class B, 9.000%, 8/20/2044 (b)	1,000,000	958,486
Honda Auto Receivables Owner Trust, Series 2017-1, Class A1, 1.050%, 12/21/2017	355,371	355,408

Huntington Auto Trust, Series 2016-1, Class A1, 0.850%, 12/15/2017	3,746,223	3,754,678
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A1, 0.820%, 1/16/2018 (b)	2,621,873	2,622,811
Hyundai Auto Lease Securitization Trust, Series 2016-A, Class A4, 1.800%, 12/16/2019 (b)	9,000,000	9,031,347
Hyundai Auto Lease Securitization Trust, Series 2016-C, Class A4, 1.650%, 7/15/2020 (b)	3,000,000	3,001,923
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A4, 2.130%, 4/15/2021 (b)	8,000,000	8,021,504
JGWPT XXVII LLC, Series 2012-3A, Class B, 6.170%, 9/15/2067 (b)	964,011	1,148,975
JGWPT XXXII LLC, Series 2014-2A, Class A, 3.610%, 1/17/2073 (b)	5,180,775	5,064,778
JGWPT XXXIII LLC, Series 2014-3A, Class A, 3.500%, 6/15/2077 (b)	8,789,203	8,522,573
John Deere Owner Trust, Series 2017, Class A1, 0.880%, 3/15/2018	4,855,208	4,855,606
Lehman XS Trust, Series 2005-3, Class 3A3A, 5.461%, 9/25/2035 (a)	3,366,142	3,189,705
Lehman XS Trust, Series 2007-9, Class WFIO, 0.550%, 4/25/2037 (a)(c)	45,867,612	801,032
MASTR Asset Backed Securities Trust, Series 2005-NC2, Class A3, 1.491%, 11/25/2035 (a)	23,685,103	16,388,718
Mercedes-Benz Auto Lease Trust, Series 2017-A, Class A3, 1.790%, 4/15/2020	9,000,000	9,008,352
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A2, 5.826%, 9/25/2046 (a)	16,189,750	9,312,312
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A6, 5.858%, 9/25/2046 (a)	6,244,201	3,653,557
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.919%, 9/25/2046 (a)	15,531,029	8,576,871
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A3S, 5.858%, 1/25/2047 (a)	2,337,023	1,468,999
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047 (a)	9,427,734	6,929,253
Morgan Stanley Mortgage Loan Trust, Series 2007-10XS, Class A2, 6.250%, 7/25/2047 (a)	2,223,986	1,619,037
Nissan Auto Lease Trust, Series 2016-A, Class A4, 1.650%, 10/15/2021	9,750,000	9,765,473
Nissan Auto Receivables Owner Trust, Series 2013-C, Class A3, 0.670%, 8/15/2018	17,550	17,567
Option One Mortgage Loan Trust, Series 2007-3, Class 2A3, 1.231%, 4/25/2037 (a)	3,732,599	2,379,424
Pretium Mortgage Credit Partners LLC, Series 2016-NPL3, Class A1, 4.375%, 5/27/2031 (b)	6,632,333	6,648,867
Progress Residential Trust, Series 2016-SFR1, Class A, 2.494%, 9/19/2033 (a)(b)	5,915,369	6,004,241
Residential Asset Mortgage Products, Inc. Trust, Series 2007-RS2, Class A2, 1.271%, 5/25/2037 (a)	5,963,415	5,677,988
Santander Drive Auto Receivables Trust, Series 2017-1, Class A1, 0.950%, 3/15/2018	7,632,118	7,648,206
Santander Drive Auto Receivables Trust, Series 2013-3, Class C, 1.810%, 4/15/2019	2,169,471	2,176,255
Santander Drive Auto Receivables Trust, Series 2014-5, Class B, 1.760%, 9/16/2019	7,399,425	7,422,896
Securitized Term Auto Receivables Trust, Series 2017-1A, Class A4, 2.209%, 6/25/2021 (b)	3,000,000	3,017,670
SolarCity LMC II LLC, Series 2014-1, Class A, 4.590%, 4/20/2044 (b)	1,907,007	1,908,865
Soundview Home Loan Trust, Series 2007-OPT1, Class X, 0.049%, 6/25/2037 (a)(c)	553,507,706	1,788,937
Stone Street Receivables Funding, LLC, Series 2015-1A, Class C, 5.600%, 12/15/2054 (b)	1,227,000	1,122,862
STORE Master Funding, LLC, Series 2012-1A, Class A, 5.770%, 8/20/2042 (b)	6,093,485	6,378,703
Synchrony Credit Card Master Note Trust, Series 2013-1, Class A, 1.350%, 3/15/2021	10,300,000	10,296,508
VOLT L LLC, Series 2016-NPL10, Class A1, 3.500%, 9/25/2046 (b)	9,933,937	9,950,199
VOLT LII LLC, Series 2016-NPL12, Class A1, 3.625%, 11/26/2046 (b)	9,107,577	9,123,597
VOLT LIII LLC, Series 2016-NP13, Class A1, 3.875%, 12/26/2046 (a)(b)	9,599,449	9,642,483
VOLT LIV LLC, Series 2017-NPL1, Class A1, 3.500%, 2/25/2047 (a)(b)	9,683,069	9,712,108
VOLT LV LLC, Series 2017-NPL2, Class A1, 3.500%, 3/25/2047 (a)(b)	14,674,624	14,691,470
VOLT LVI LLC, Series 2017-NPL3, Class A1, 3.500%, 3/25/2047 (b)	14,799,959	14,812,864
VOLT LVII LLC, Series 2017-NPL4, Class A1, 3.375%, 4/25/2047 (b)	7,000,000	7,000,000
VOLT XLIV LLC, Series 2016-NPL4, Class A1, 4.250%, 4/25/2046 (b)	3,702,355	3,724,180
VOLT XLV LLC, Series 2016-NPL5, Class A1, 4.000%, 5/25/2046 (b)	2,432,826	2,447,290
VOLT XLVII LLC, Series 2016-NPL7, Class A1, 3.750%, 6/25/2046 (a)(b)	7,594,710	7,624,428
VOLT XLVIII LLC, Series 2016-NPL8, Class A1, 3.500%, 7/25/2046 (a)(b)	12,246,757	12,287,832
VOLT XXII LLC, Series 2015-NPL4, Class A1, 3.500%, 2/25/2055 (b)	179,159	179,708
VOLT XXV LLC, Series 2015-NPL8, Class A1, 3.500%, 6/26/2045 (a)(b)	9,243,042	9,291,762
VOLT XXXIII LLC, Series 2015-NPL5, Class A1, 3.500%, 3/25/2055 (a)(b)	862,209	863,409
VOLT XXXIV LLC, Series 2015-NPL7, Class A1, 3.250%, 2/25/2055 (a)(b)	1,920,711	1,928,900
VOLT XXXIX LLC, Series 2015-NPL13, Class A1, 4.125%, 10/25/2045 (b)	726,696	729,094
VOLT XXXV LLC, Series 2016-NPL9, Class A1, 3.500%, 9/25/2046 (b)	8,900,189	8,949,137
VOLT XXXVII LLC, Series 2015-NPL11, Class A1, 3.625%, 7/25/2045 (a)(b)	1,685,153	1,692,428
Volvo Financial Equipment LLC, Series 2017-1A, Class A2, 1.550%, 10/15/2019 (b)	4,000,000	4,009,068
Volvo Financial Equipment LLC, Series 2017-1A, Class A3, 1.920%, 3/15/2021 (b)	4,000,000	4,015,840
Westlake Automobile Receivables Trust, Series 2014-1A, Class A1, 1.100%, 3/15/2018 (a)(b)	10,275,838	10,300,500
Westlake Automobile Receivables Trust, Series 2014-1A, Class A2, 1.780%, 4/15/2020 (b)	8,000,000	8,013,312

TOTAL ASSET-BACKED SECURITIES - (Cost $676,328,070)		662,165,048

Collateralized Debt Obligations — 0.41%
Financial Institution Note Securitization Ltd., Series 2015-1A, Class A, 5.000%, 7/30/2026 (b)	3,000,000	3,052,881
Financial Institution Note Securitization Ltd., Series 2015-1A, Class C, 7.000%, 7/30/2026 (b)	6,275,000	6,449,922
Financial Institution Note Securitization Ltd., Series 2015-1, 11.660%, 7/30/2026 (Acquired 10/20/2015, Cost $11,231,000) (a)(b)(d)	11,231,000	11,231,000

TOTAL COLLATERALIZED DEBT OBLIGATIONS - (Cost $20,506,000)		20,733,803

Collateralized Loan Obligations — 9.23%
ALM XI Ltd., Series 2014-11A, Class CR, 4.342%, 10/17/2026 (a)(b)	7,000,000	7,000,000
Apidos CLO X, Series 2012-10A, Class E, 7.289%, 10/30/2022 (a)(b)	4,000,000	4,000,364
Apidos CLO XI, Series 2012-11A, Class DR, 5.208%, 1/17/2028 (a)(b)	3,950,000	3,961,656
Apidos CLO XIV, Series 2013-14A, Class E, 5.558%, 4/15/2025 (a)(b)	1,500,000	1,455,022
Ares XLI CLO Ltd., Series 2016-41A, Class D, 5.089%, 1/15/2029 (a)(b)	3,000,000	3,022,533
Ares XXVIII CLO Ltd., Series 2013-3A, Class DR, 4.408%, 10/17/2024 (a)(b)	9,000,000	8,999,847
Ares XXXIII CLO Ltd., Series 2015-1A, Class CR, 5.300%, 12/5/2025 (a)(b)	8,000,000	8,050,568
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class DR, 4.758%, 10/15/2026 (a)(b)	3,600,000	3,600,840
BlueMountain CLO Ltd., Series 2014-3A, Class CR, 4.358%, 10/15/2026 (a)(b)	4,000,000	3,999,932
BlueMountain CLO Ltd., Series 2012-2A, Class DR, 5.202%, 11/20/2028 (a)(b)	10,000,000	10,044,800
Bristol Park CLO Ltd., Series 2016-1A, Class D, 5.258%, 4/16/2029 (a)(b)	8,000,000	8,151,016
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class E, 6.158%, 4/18/2025 (a)(b)	4,750,000	4,765,722
Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class D, 8.156%, 10/20/2029 (a)(b)	500,000	503,119
Catamaran CLO Ltd., Series 2012-1A, Class D, 5.652%, 12/20/2023 (a)(b)	13,750,000	13,988,177
Cathedral Lake CLO Ltd., Series 2015-3A, Class D, 6.658%, 1/15/2026 (a)(b)	5,000,000	5,018,140
CIFC Funding Ltd, Series 2015-1A, Class D, 5.153%, 1/22/2027 (a)(b)	1,500,000	1,507,000
CIFC Funding Ltd., Series 2012-2A, Class B3L, 8.100%, 12/5/2024 (a)(b)	2,000,000	1,980,046
CIFC Funding Ltd., Series 2012-3A, Class B2L, 7.039%, 1/29/2025 (a)(b)(e)	9,750,000	9,750,195
CIFC Funding Ltd., Series 2012-3A, Class B3L, 7.939%, 1/29/2025 (a)(b)	1,000,000	986,840
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 6.057%, 11/21/2022 (a)(b)(e)	5,000,000	5,004,290
Crown Point CLO Ltd., Series 2012-1A, Class B2L, 7.557%, 11/21/2022 (Acquired 01/28/2014 through 12/17/2015, Cost $5,198,614) (a)(b)(d)	5,250,000	5,340,421
Doral CLO I Ltd., Series 2012-3A, Class C, 5.652%, 12/19/2022 (a)(b)(e)	13,000,000	13,022,763
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class DR, 4.508%, 4/18/2026 (a)(b)	5,000,000	4,974,255
Dryden XXXVI Senior Loan Fund, Series 2014-36A, Class DR, 5.398%, 1/15/2028 (a)(b)	3,000,000	3,045,330
Finn Square CLO Ltd., Series 2012-1A, Class C, 4.757%, 12/24/2023 (a)(b)	2,000,000	2,001,604
Fortress Credit BSL II Ltd., Series 2013-2A, Class D, 5.008%, 10/19/2025 (a)(b)	7,750,000	7,750,108
Fortress Credit Opportunities VII CLO Ltd., Series 2016-7A, Class D, 6.564%, 12/15/2028 (a)(b)	4,000,000	4,040,952
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 4.539%, 10/29/2026 (a)(b)	2,500,000	2,503,885
JFIN CLO Ltd., Series 2015-2A, Class D, 5.558%, 10/19/2026 (a)(b)	9,000,000	9,043,623
JFIN Revolver CLO Ltd., Series 2013-1A, Class D, 4.780%, 1/20/2021 (a)(b)	11,010,000	11,088,193
JFIN Revolver CLO Ltd., Series 2014-2A, Class D, 3.802%, 2/20/2022 (a)(b)	5,000,000	4,942,120
JFIN Revolver CLO Ltd., Series 2014-2A, Class C, 3.802%, 2/20/2022 (a)(b)	4,000,000	4,001,056
JFIN Revolver CLO Ltd., Series 2015-3A, Class C, 3.396%, 4/20/2023 (a)(b)(e)	4,500,000	4,502,808
JFIN Revolver CLO Ltd., Series 2015-3A, Class D, 4.456%, 4/20/2023 (a)(b)(e)	11,000,000	11,076,395
JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class D, 5.008%, 4/30/2023 (a)(b)	4,000,000	4,028,256
JMP Credit Advisors CLO III Ltd., Series 2014-1A, Class DR, 5.058%, 10/17/2025 (a)(b)	21,600,000	21,599,525
KCAP Senior Funding I LLC, Series 2013-1A, Class D, 6.406%, 7/20/2024 (a)(b)	4,500,000	4,509,158
LCM XIII LP, Series 13A, Class DR, 5.075%, 7/19/2027 (a)(b)	3,500,000	3,523,898
LCM XIV LP, Series 14A, Class D, 4.658%, 7/15/2025 (a)(b)	3,325,000	3,327,028
Madison Park Funding IV Ltd., Series 2007-4A, Class E, 4.756%, 3/22/2021 (a)(b)	8,661,920	8,668,962
Madison Park Funding Ltd., Series 2012-9A, Class E, 6.289%, 8/15/2022 (a)(b)	2,000,000	2,000,458
Madison Park Funding XV Ltd., Series 2014-15A, Class DR, 6.482%, 1/27/2026 (a)(b)	7,500,000	7,429,890
Magnetite XI Ltd., Series 2014-11A, Class CR, 4.308%, 1/18/2027 (a)(b)	5,000,000	4,999,925
MidOcean Credit CLO VI, Series 2016-6A, Class E, 8.496%, 1/20/2029 (Acquired 03/02/2017, Cost $5,023,757) (a)(b)(d)	5,000,000	5,044,980
Monroe Capital BSL CLO Ltd., Series 2015-1A, Class D, 5.000%, 5/22/2027 (a)(b)	3,500,000	3,496,192
NewStar Clarendon Fund CLO LLC, Series 2014-1A, Class D, 5.506%, 1/25/2027 (a)(b)	7,465,000	7,236,855
Octagon Investment Partners XVIII Ltd., Series 2013-1A, Class CR, 4.444%, 12/16/2024 (a)(b)	16,000,000	16,007,712
OFSI Fund VII Ltd., Series 2014-7A, Class D, 6.158%, 10/18/2026 (a)(b)(e)	10,600,000	10,628,906
OFSI Fund VII Ltd., Series 2014-7A, Class E, 8.408%, 10/18/2026 (Acquired 08/05/2014, Cost $7,000,000) (a)(b)(d)	7,000,000	7,011,417
OZLM Funding II Ltd., Series 2012-2A, Class DR, 8.187%, 10/30/2027 (a)(b)	4,300,000	4,358,863
OZLM Funding V Ltd., Series 2013-5A, Class CR, 4.587%, 1/17/2026 (a)(b)	5,550,000	5,553,386
Peaks CLO Ltd., Series 2017-2A, Class B, 4.285%, 10/20/2029 (a)(b)	2,100,000	2,100,000
Saratoga Investment Corp. Ltd., Series 2013-1A, Class DR, 5.856%, 10/20/2025 (a)(b)	14,000,000	14,113,414
Saratoga Investment Corp. Ltd., Series 2013-1A, Class ER, 7.806%, 10/20/2025 (Acquired 11/07/2016, Cost $13,100,000) (a)(b)(d)	13,100,000	13,172,810
Sound Harbor Loan Fund Ltd., Series 2014-1A, Class C, 5.799%, 10/30/2026 (a)(b)(e)	28,400,000	28,400,000
Sound Point CLO I Ltd., Series 2012-1, Class E, 7.156%, 10/20/2023 (a)(b)	3,500,000	3,511,505
Sound Point CLO II Ltd., Series 2013-1A, Class B2L, 5.667%, 4/26/2025 (a)(b)	5,000,000	4,822,270
Steele Creek CLO Ltd., Series 2014-1A, Class E2R, 7.687%, 8/21/2026 (Acquired 01/30/2017, Cost $6,250,000) (a)(b)(d)	6,250,000	6,311,863
Symphony CLO VIII Ltd., Series 2012-8A, Class DR, 5.060%, 1/9/2023 (a)(b)	1,950,000	1,953,843
Symphony CLO XII Ltd., Series 2013-12A, Class DR, 4.408%, 10/15/2025 (a)(b)	11,580,000	11,582,741
Symphony CLO XII Ltd., Series 2013-12A, Class E, 5.923%, 10/15/2025 (a)(b)	2,000,000	1,984,812
Symphony CLO XVIII Ltd., Series 2016-18A, Class D, 4.946%, 1/23/2028 (a)(b)	5,000,000	5,036,490
Symphony CLO XVIII Ltd., Series 2016-18A, Class E, 7.296%, 1/23/2028 (a)(b)	5,000,000	5,007,820
TCP Waterman CLO LLC, Series 2016-1A, Class B, 4.581%, 12/15/2028 (a)(b)	3,000,000	3,018,897
TICC CLO LLC, Series 2012-1A, Class D1, 6.680%, 8/25/2023 (a)(b)	8,000,000	8,004,680

Tralee CLO III Ltd., Series 2014-3A, Class D2R, 5.906%, 7/20/2026 (a)(b)	6,000,000	6,009,630
Tralee CLO III Ltd., Series 2014-3A, Class E, 8.156%, 7/20/2026 (Acquired 12/30/2014 through 09/09/2015, Cost $5,480,820) (a)(b)(d)(e)	5,540,000	5,558,963
Trinitas CLO III Ltd., Series 2015-3A, Class D1, 5.308%, 7/15/2027 (a)(b)(e)	10,250,000	10,193,697
Trinitas CLO IV Ltd., Series 2016-4A, Class E, 9.788%, 4/18/2028 (Acquired 10/27/2016 through 12/15/2016, Cost $4,480,043) (a)(b)(d)	4,500,000	4,635,819
Venture XI CLO Ltd., Series 2012-11A, Class CR, 3.986%, 11/14/2022 (a)(b)	2,000,000	2,000,506
Venture XXIII CLO Ltd., Series 2016-23A, Class E, 8.725%, 7/19/2028 (a)(b)	3,250,000	3,315,000
Voya CLO Ltd., Series 2012-3A, Class ER, 7.158%, 10/15/2022 (a)(b)	5,000,000	5,008,030
Woodmont Trust, Series 2017-1A, Class D, 6.088%, 4/18/2029 (a)(b)	3,000,000	3,029,217

TOTAL COLLATERALIZED LOAN OBLIGATIONS—(Cost — $454,346,431)		461,321,038

Collateralized Mortgage Obligations — 65.20%
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 3.170%, 7/25/2035 (a)	1,129,528	1,076,257
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A1, 3.180%, 11/25/2035 (a)	11,035,557	9,658,485
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A21, 3.180%, 11/25/2035 (a)	7,654,292	6,575,855
Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A12, 3.116%, 1/25/2036 (a)	1,494	26
Adjustable Rate Mortgage Trust, Series 2005-12, Class 2A1, 3.434%, 3/25/2036 (a)	747,084	642,672
Adjustable Rate Mortgage Trust, Series 2006-1, Class 2A1, 3.704%, 3/25/2036 (a)	535,588	416,929
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A2, 1.111%, 8/25/2036 (a)	21,319,830	13,343,911
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A11, 1.171%, 8/25/2036 (a)	690,350	487,713
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A1, 1.141%, 3/25/2037 (a)	1,868,287	1,555,818
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A22, 1.221%, 3/25/2037 (a)	5,642,702	3,767,373
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A22, 3.721%, 3/25/2037 (a)	1,176,212	1,047,947
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 4.285%, 6/25/2037 (a)	5,455,299	4,961,174
American Home Mortgage Assets Trust, Series 2006-1, Class XC, 2.022%, 5/25/2046 (a)(c)	48,686,117	5,005,712
American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, 1.622%, 9/25/2046 (a)	1,738,367	1,200,442
American Home Mortgage Assets Trust, Series 2006-4, Class 1A11, 1.181%, 10/25/2046 (a)	557,843	397,291
American Home Mortgage Assets Trust, Series 2006-4, Class 1A12, 1.201%, 10/25/2046 (a)	23,930,904	17,478,965
American Home Mortgage Assets Trust, Series 2007-1, Class A1, 1.362%, 2/25/2047 (a)(e)	57,969,442	35,626,570
American Home Mortgage Assets Trust, Series 2007-5, Class XP, 2.527%, 6/25/2047 (a)(c)	44,676,832	4,941,615
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 1.282%, 9/25/2045 (a)	18,313,638	15,214,495
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 2.552%, 9/25/2045 (a)	1,084,765	971,966
American Home Mortgage Investment Trust, Series 2006-3, Class 11A1, 1.171%, 12/25/2046 (a)	3,937,481	3,399,484
American Home Mortgage Investment Trust, Series 2006-3, Class 12A1, 1.181%, 12/25/2046 (a)	6,093,472	5,311,399
American Home Mortgage Investment Trust, Series 2007-1, Class GA1A, 1.151%, 5/25/2047 (a)	21,357,489	16,539,517
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, 1.181%, 5/25/2047 (a)	14,080,830	9,380,789
BAMLL Re-REMIC Trust, Series 2015-FR11, Class A705, 1.855%, 9/27/2044 (a)(b)	5,000,000	4,891,480
Bank of America Alternative Loan Trust, Series 2005-6, Class 5A2, 5.500%, 7/25/2035	1,821,378	1,554,785
Bank of America Commercial Mortgage Trust, Series 2015-UBS7, Class D, 3.167%, 9/15/2048	7,000,000	5,582,829
Bank of America Commercial Mortgage Trust, Series 2016-UB10, Class C, 5.076%, 7/15/2049 (a)	8,000,000	8,426,848
Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class D, 3.250%, 2/17/2050 (b)	3,000,000	2,457,789
Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class C, 4.352%, 2/17/2050 (a)	5,000,000	5,184,625
Bank of America Funding Trust, Series 2005-F, Class 4A1, 3.211%, 9/20/2035 (a)	2,274,392	1,992,253
Bank of America Funding Trust, Series 2005-H, Class 1A1, 3.277%, 11/20/2035 (a)	408,433	357,482
Bank of America Funding Trust, Series 2007-C, Class 1A3, 3.177%, 5/20/2036 (a)	15,738	15,036
Bank of America Funding Trust, Series 2007-C, Class 4A3, 3.185%, 5/20/2036 (a)	17,251,539	16,710,720
Bank of America Funding Trust, Series 2007-C, Class 4A2, 3.185%, 5/20/2036 (a)	2,903,073	2,856,098
Bank of America Funding Trust, Series 2006-5, Class 1A4, 6.000%, 9/25/2036	7,367,031	6,404,779
Bank of America Funding Trust, Series 2006-H, Class 6A1, 1.183%, 10/20/2036 (a)	17,993,709	15,491,557
Bank of America Funding Trust, Series 2006-I, Class 2A2, 3.031%, 12/20/2036 (a)	14,698	14,073
Bank of America Funding Trust, Series 2007-3, Class TA4, 1.421%, 4/25/2037 (a)	4,651,815	3,254,363
Bank of America Funding Trust, Series 2007-D, Class 3A3, 3.144%, 6/20/2037 (a)	3,223,362	3,075,468
Bank of America Funding Trust, Series 2007-D, Class 3A1, 3.144%, 6/20/2037 (a)	440,377	419,714
Bank of America Funding Trust, Series 2007-A, Class 2A5, 1.223%, 2/20/2047 (a)	3,946,289	3,482,442
Bank of America Funding Trust, Series 2007-B, Class A1, 1.203%, 4/20/2047 (a)	6,427,385	5,460,289
Bank of America Funding Trust, Series 2007-C, Class 7A1, 1.203%, 5/20/2047 (a)	1,550,270	1,395,704
Bank of America Mortgage Trust, Series 2005-I, Class 4A1, 3.111%, 10/25/2035 (a)	3,492,812	3,370,741
Bank of America Mortgage Trust, Series 2005-K, Class 2A1, 3.471%, 12/25/2035 (a)	438,127	412,392
BBCMS Trust, Series 2014-BXO, Class E, 4.474%, 8/15/2027 (a)(b)	8,000,000	7,983,848
BCAP LLC, Series 2013-RR1, Class 6A2, 3.394%, 5/28/2036 (a)(b)	7,431,299	5,275,970
BCAP LLC Trust, Series 2013-RR7, Class 4A3, 3.724%, 12/27/2034 (a)(b)	9,013,000	8,925,673
BCAP LLC Trust, Series 2014-RR1, Class 1A2, 3.153%, 3/26/2035 (a)(b)	3,693,643	3,441,112
BCAP LLC Trust, Series 2012-RR1, Class 7A3, 1.482%, 4/26/2035 (a)(b)	926,928	923,027
BCAP LLC Trust, Series 2015-RR2, Class 26A2, 3.088%, 3/28/2036 (a)(b)	6,729,753	5,889,839
BCAP LLC Trust, Series 2010-RR7, Class 9A12, 2.939%, 5/26/2036 (a)(b)	3,186,801	2,849,236
BCAP LLC Trust, Series 2014-RR2, Class 8A1, 1.082%, 5/28/2036 (a)(b)	2,498,227	2,455,782

BCAP LLC Trust, Series 2014-RR2, Class 6A8, 1.222%, 10/26/2036 (a)(b)	17,599,993	13,733,028
BCAP LLC Trust, Series 2006-AA2, Class A1, 1.161%, 1/25/2037 (a)	12,891,124	10,933,891
BCAP LLC Trust, Series 2007-AA1, Class 2A1, 1.171%, 3/25/2037 (a)	3,564,685	3,360,667
BCAP LLC Trust, Series 2007-AA3, Class 1A1A, 1.201%, 4/25/2037 (a)	4,166,535	3,807,900
BCAP LLC Trust, Series 2007-AA3, Class 1A2, 1.261%, 4/25/2037 (a)	35,271	28,989
BCAP LLC Trust, Series 2007-AA2, Class 12A1, 1.201%, 5/25/2047 (a)	110,160	90,617
BCAP LLC Trust, Series 2007-AA3, Class 2A1A, 1.211%, 5/25/2047 (a)	7,888,515	6,476,968
BCAP LLC Trust, Series 2008-IND1, Class A1, 2.191%, 10/25/2047 (a)(e)	38,609,339	35,813,096
BCAP LLC Tryst, Series 2010-RR4, Class 11A6, 1.482%, 6/26/2037 (a)(b)	4,394,264	2,714,513
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1, 3.583%, 3/25/2035 (a)	2,027,563	1,967,283
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 3.282%, 2/25/2036 (a)	884,584	811,454
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1, 3.242%, 7/25/2036 (a)	2,022,096	1,822,958
Bear Stearns ALT-A Trust, Series 2006-8, Class 3A1, 1.151%, 2/25/2034 (a)	1,867,190	1,640,993
Bear Stearns ALT-A Trust, Series 2005-1, Class A1, 1.551%, 1/25/2035 (a)	640,018	636,764
Bear Stearns ALT-A Trust, Series 2005-5, Class 22A1, 3.226%, 7/25/2035 (a)	4,958,730	4,523,715
Bear Stearns ALT-A Trust, Series 2005-5, Class 21A1, 3.319%, 7/25/2035 (a)	2,766,562	2,624,413
Bear Stearns ALT-A Trust, Series 2005-7, Class 22A1, 3.289%, 9/25/2035 (a)(e)	27,277,564	23,737,618
Bear Stearns ALT-A Trust, Series 2005-7, Class 21A1, 3.317%, 9/25/2035 (a)	9,225,923	8,876,233
Bear Stearns ALT-A Trust, Series 2005-8, Class 11A1, 1.531%, 10/25/2035 (a)	18,915,136	17,262,123
Bear Stearns ALT-A Trust, Series 2005-10, Class 11A1, 1.491%, 1/25/2036 (a)	1,922,366	1,720,716
Bear Stearns ALT-A Trust, Series 2006-1, Class 11A1, 1.471%, 2/25/2036 (a)	7,558,877	6,895,895
Bear Stearns Asset Backed Securities Trust, Series 2004-AC6, Class A2, 1.391%, 11/25/2034 (a)	2,517,905	2,194,324
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 1.991%, 8/25/2035 (a)	3,228,692	2,661,156
Bear Stearns Asset Backed Securities Trust, Series 2007-AC6, Class A1, 6.500%, 10/25/2037	3,116,175	2,405,167
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW15, Class AMFX, 5.363%, 2/11/2044 (b)	736,321	741,074
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW15, Class AM, 5.363%, 2/11/2044	736,321	739,453
Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 1A1, 1.201%, 7/25/2036 (a)	1,490,787	1,333,005
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1, 1.171%, 10/25/2036 (a)(e)	25,386,000	22,145,908
Bear Stearns Mortgage Funding Trust, Series 2007-AR1, Class 1A1, 1.151%, 1/25/2037 (a)	7,575,073	6,571,172
Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 2A1, 1.181%, 1/25/2037 (a)	22,798,942	20,410,775
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 2A2, 1.221%, 6/25/2037 (a)	100,167	73,186
CD Mortgage Trust, Series 2006-CD3, Class AJ, 5.688%, 10/15/2048 (e)	5,000,000	2,803,500
CD Mortgage Trust, Series 2017-CD3, Class D, 3.250%, 2/11/2050 (b)	4,000,000	3,324,324
CFCRE Commercial Mortgage Trust, Series 2015-RUM, Class B, 3.144%, 7/15/2030 (a)(b)	5,000,000	5,075,630
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class E, 6.281%, 4/15/2044 (a)(b)	597,929	279,453
Chase Mortgage Finance Trust, Series 2007-S2, Class 1A9, 6.000%, 3/25/2037	2,066,883	1,740,941
Chase Mortgage Finance Trust, Series 2007-A2, Class 7A1, 4.010%, 7/25/2037 (a)	887,901	837,032
ChaseFlex Trust, Series 2007-1, Class 2A10, 1.491%, 2/25/2037 (a)	4,080,501	2,689,520
ChaseFlex Trust, Series 2007-1, Class 2A6, 6.000%, 2/25/2037	2,831,946	2,382,978
ChaseFlex Trust, Series 2007-2, Class A1, 1.271%, 5/25/2037 (a)	1,938,373	1,813,840
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A1, 1.132%, 1/25/2036 (a)(b)	8,042,388	7,364,334
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 1.182%, 1/25/2036 (a)(b)	6,363,771	5,639,351
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-AA, Class A1, 1.182%, 1/25/2036 (a)(b)	8,578,895	8,206,288
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-BA, Class A1, 1.182%, 6/25/2036 (a)(b)	5,235,047	5,010,594
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class NIO, 0.397%, 4/25/2037 (a)(b)(c)	57,709,304	1,210,972
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class IO, 1.315%, 4/25/2037 (a)(b)(c)	57,709,304	2,975,030
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A1, 1.112%, 4/25/2047 (a)(b)	28,827,208	25,287,861
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A1, 1.112%, 11/25/2047 (a)(b)	2,712,319	2,168,786
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2007-1A, Class A1, 1.112%, 2/25/2048 (a)(b)	18,244,982	14,424,173
Chicago Skyscraper Trust, Series 2017-SKY, Class A, 1.713%, 2/15/2030 (a)(b)	7,500,000	7,526,963
CIM Trust, Series 2016-5, Class A, 4.500%, 10/25/2021 (b)	8,510,492	8,486,058
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class C, 5.119%, 5/10/2049 (a)	8,000,000	8,027,880
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 3.060%, 5/25/2035 (a)	448,797	429,081
Citigroup Mortgage Loan Trust, Inc., Series 2005-12, Class 2A1, 1.782%, 8/25/2035 (a)(b)	6,771,048	5,642,917
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2, 3.076%, 8/25/2035 (a)	2,360,446	2,289,250
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A4, 3.213%, 8/25/2035 (a)	172,823	161,218
Citigroup Mortgage Loan Trust, Inc., Series 2005-5, Class 1A2, 3.990%, 8/25/2035 (a)	419,554	337,226
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, 3.050%, 9/25/2035 (a)	1,576,421	1,563,118
Citigroup Mortgage Loan Trust, Inc., Series 2005-7, Class 2A2A, 3.455%, 9/25/2035 (a)	6,104,638	5,652,364
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A1, 3.512%, 3/25/2036 (a)	1,179,601	1,117,187
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR6, Class 1A1, 3.163%, 8/25/2036 (a)	3,052,211	2,760,252
CitiMortgage Alternative Loan Trust, Series 2006-A5, Class 1A8, 6.000%, 10/25/2036	924,643	835,275
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A1, 6.000%, 12/25/2036	991,897	840,730
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A2, 4.409%, 2/25/2037 (a)(c)	24,229,130	3,765,910
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A4, 6.000%, 2/25/2037	2,425,486	2,189,202

Cold Storage Trust, Series 2017-ICE3, Class A, 1.994%, 4/15/2036 (a)(b)	9,000,000	9,012,483
COLT Mortgage Loan Trust, Series 2017-1, Class M1, 4.189%, 5/27/2047 (b)	4,000,000	3,999,972
COLT Mortgage Loan Trust, Series 2017-1, Class A3, 3.074%, 5/27/2047 (b)	3,000,000	2,999,956
Commercal Mortgage Pass Through Certificates, Series 2014-CR14, Class D, 4.748%, 2/10/2047 (a)(b)	10,000,000	8,884,800
Commercial Mortgage Loan Trust, Series 2008-LS1, Class AM, 6.310%, 12/10/2049 (a)(e)	14,092,211	8,465,896
Commercial Mortgage Trust, Series 2013-CR13, Class D, 4.906%, 12/10/2023 (a)(b)	5,000,000	4,707,940
Commercial Mortgage Trust, Series 2014-TWC, Class F, 5.240%, 2/13/2032 (a)(b)	5,000,000	5,038,910
Commercial Mortgage Trust, Series 2016-SAVA, Class A, 2.632%, 10/15/2034 (a)(b)	10,000,000	10,061,982
Commercial Mortgage Trust, Series 2013-CR9, Class D, 4.397%, 7/10/2045 (a)(b)	5,000,000	4,417,775
Commercial Mortgage Trust, Series 2013-CR6, Class E, 4.309%, 3/10/2046 (a)(b)	6,146,000	4,500,820
Commercial Mortgage Trust, Series 2013-CR8, Class ASFL, 1.598%, 6/12/2046 (a)(b)	4,000,000	4,026,392
Commercial Mortgage Trust, Series 2013-CR12, Class D, 5.252%, 10/10/2046 (a)(b)	5,000,000	4,572,260
Commercial Mortgage Trust, Series 2014-CR15, Class D, 4.912%, 2/10/2047 (a)(b)	250,000	228,568
Commercial Mortgage Trust, Series 2014-CR17, Class D, 4.959%, 5/10/2047 (a)(b)	9,000,000	7,571,862
Commercial Mortgage Trust, Series 2014-UBS4, Class C, 4.781%, 8/10/2047 (a)	5,000,000	4,999,755
Commercial Mortgage Trust, Series 2014-CR19, Class D, 4.875%, 8/10/2047 (a)(b)	11,000,000	9,102,093
Commercial Mortgage Trust, Series 2014-UBS5, Class A4, 3.838%, 9/12/2047	10,000,000	10,476,170
Commercial Mortgage Trust, Series 2014-LC17, Class D, 3.687%, 10/10/2047 (b)	4,000,000	3,028,844
Commercial Mortgage Trust, Series 2015-DC1, Class D, 4.498%, 2/10/2048 (a)(b)	7,000,000	5,672,807
Commercial Mortgage Trust, Series 2015-CR22, Class D, 4.263%, 3/10/2048 (a)(b)	10,000,000	8,270,990
Commercial Mortgage Trust, Series 2015-CR26, Class D, 3.644%, 10/10/2048 (a)	5,000,000	3,721,325
Commercial Mortgage Trust, Series 2015-PC1, Class C, 4.589%, 7/10/2050 (a)	5,000,000	4,623,780
CountryWide Alternative Loan Trust, Series 2004-J10, Class 1A3, 4.250%, 10/25/2034	331,506	328,946
CountryWide Alternative Loan Trust, Series 2005-3CB, Class 1A11, 5.500%, 3/25/2035	627,399	629,166
CountryWide Alternative Loan Trust, Series 2005-1CB, Class 1A4, 5.500%, 3/25/2035	1,208,734	1,196,936
CountryWide Alternative Loan Trust, Series 2005-7CB, Class 2A2, 4.059%, 4/25/2035 (a)(c)	30,050,507	4,229,098
CountryWide Alternative Loan Trust, Series 2005-16, Class X2, 1.520%, 6/25/2035 (a)(c)	31,259,272	2,134,039
CountryWide Alternative Loan Trust, Series 2005-24, Class 1AX, 0.943%, 7/20/2035 (a)(c)	32,288,556	978,020
CountryWide Alternative Loan Trust, Series 2005-26CB, Class A1, 1.491%, 7/25/2035 (a)	1,659,424	1,217,688
CountryWide Alternative Loan Trust, Series 2005-J6, Class 1A4, 5.500%, 7/25/2035	1,454,688	1,399,021
CountryWide Alternative Loan Trust, Series 2005-27, Class 2X1, 0.989%, 8/25/2035 (a)(c)	55,501,225	2,226,487
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	1,329,420	1,143,769
CountryWide Alternative Loan Trust, Series 2005-38, Class X, 1.350%, 9/25/2035 (a)(c)	148,647,399	6,768,362
CountryWide Alternative Loan Trust, Series 2005-44, Class 1X, 1.327%, 10/25/2035 (a)(c)	52,526,355	3,725,642
CountryWide Alternative Loan Trust, Series 2005-J10, Class 1A1, 1.491%, 10/25/2035 (a)	627,498	456,326
CountryWide Alternative Loan Trust, Series 2005-51, Class 2X, 1.635%, 11/20/2035 (a)(c)	25,173,564	1,687,812
CountryWide Alternative Loan Trust, Series 2005-51, Class 3X2, 1.637%, 11/20/2035 (a)(c)	38,129,076	2,759,821
CountryWide Alternative Loan Trust, Series 2005-51, Class 4X, 1.755%, 11/20/2035 (a)(c)	43,716,199	3,072,287
CountryWide Alternative Loan Trust, Series 2005-59, Class 2X, 1.802%, 11/20/2035 (a)(c)	136,727,821	9,104,979
CountryWide Alternative Loan Trust, Series 2005-51, Class 1X, 1.988%, 11/20/2035 (a)(c)	52,841,839	4,747,892
CountryWide Alternative Loan Trust, Series 2005-J11, Class 1A4, 1.391%, 11/25/2035 (a)	7,294,729	4,793,024
CountryWide Alternative Loan Trust, Series 2005-56, Class 4X, 2.018%, 11/25/2035 (a)(c)	51,255,377	3,844,768
CountryWide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.500%, 11/25/2035	235,129	212,477
CountryWide Alternative Loan Trust, Series 2005-65CB, Class 2A4, 5.500%, 12/25/2035	1,592,216	1,475,329
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035	4,000,759	3,410,171
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 1.994%, 5/25/2036 (a)(c)	46,035,354	3,947,624
CountryWide Alternative Loan Trust, Series 2006-24CB, Class A5, 1.591%, 8/25/2036 (a)	7,969,837	5,584,903
CountryWide Alternative Loan Trust, Series 2006-J8, Class A2, 6.000%, 2/25/2037	2,528,485	1,689,321
CountryWide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.500%, 9/25/2037	13,345,202	9,932,954
CountryWide Alternative Loan Trust, Series 2006-OA2, Class X1P, 2.625%, 5/20/2046 (a)(c)	129,978,758	9,571,766
CountryWide Alternative Loan Trust, Series 2006-OA7, Class 1X, 1.594%, 6/25/2046 (a)(c)	46,699,844	2,144,690
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XNB, 1.517%, 8/25/2046 (a)(c)	78,758,310	4,645,874
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XBI, 2.031%, 8/25/2046 (a)(c)	86,606,846	8,354,183
CountryWide Alternative Loan Trust, Series 2006-OA12, Class X, 1.919%, 9/20/2046 (a)(c)	32,865,868	2,420,571
CountryWide Alternative Loan Trust, Series 2006-OA17, Class 2X, 1.387%, 12/20/2046 (a)(c)	10,779,074	726,003
CountryWide Alternative Loan Trust, Series 2007-OA3, Class 1A2, 1.171%, 4/25/2047 (a)	12,084	9,123
CountryWide Alternative Loan Trust Resecuritization, Series 2005-58R, Class A, 2.065%, 12/20/2035 (a)(b)(c)	145,987,288	10,545,100
CountryWide Alternative Loan Trust Resecuritization, Series 2005-59R, Class A, 2.210%, 12/20/2035 (a)(b)(c)	33,854,551	2,376,149
CountryWide Atlernative Loan Trust, Series 2005-51, Class 3X1, 0.838%, 11/20/2035 (a)(c)	28,338,159	581,726
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB3, Class 2A, 2.871%, 6/20/2034 (a)	1,052,208	1,002,034
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Class 3X, 0.854%, 3/25/2035 (a)(c)	2,651,293	102,807
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2X, 1.357%, 3/25/2035 (a)(c)	25,715,499	1,081,182
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-1, Class 1X, 1.452%, 3/25/2035 (a)(c)	10,967,012	732,399
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 1A1, 1.631%, 3/25/2035 (a)	1,888,797	1,571,923
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1X, 1.471%, 5/25/2035 (a)(c)	72,464,524	3,779,460

CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB8, Class 3A1, 3.215%, 12/20/2035 (a)	584,816	500,234
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-12, Class X, 0.225%, 7/25/2036 (a)(c)	69,027,479	567,682
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 2A1, 3.060%, 3/25/2037 (a)	2,120,062	1,787,872
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class B, 6.139%, 9/15/2039 (a)(b)	6,500,000	6,370,034
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR8, Class 8M1, 2.141%, 9/25/2034 (a)	1,156,276	1,075,966
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-4, Class 2A7, 1.441%, 6/25/2035 (a)	1,155,869	968,311
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 4A2, 1.341%, 10/25/2035 (a)	2,188,828	1,836,116
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 2A1, 5.500%, 10/25/2035	954,258	905,665
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.500%, 11/25/2035	5,087,600	4,480,980
Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 6A8, 5.750%, 3/25/2036	1,961,395	1,830,134
Credit Suisse Mortgage Trust, Series 2017-HD, Class E, 4.497%, 2/15/2031 (a)(b)	8,000,000	8,010,306
Credit Suisse Mortgage Trust, Series 2015-2R, Class 3A2, 1.192%, 4/27/2036 (a)(b)	16,089,605	9,201,002
Credit Suisse Mortgage Trust, Series 2016-NXSR, Class C, 4.510%, 12/17/2049 (a)	5,000,000	4,938,596
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class D, 3.505%, 8/17/2048 (a)	4,000,000	2,984,076
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class D, 3.945%, 4/15/2050 (a)(b)	2,000,000	1,671,930
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class D, 4.351%, 6/15/2057 (a)	10,000,000	7,433,770
Deephaven Residential Mortgage Trust, Series 2017-1A, Class A3, 3.485%, 12/26/2046 (a)(b)	1,750,000	1,754,786
Deephaven Residential Mortgage Trust, Series 2017-1A, Class M1, 4.498%, 12/26/2046 (a)(b)	3,250,000	3,258,123
Deustche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A7, 5.500%, 11/25/2035	620,084	508,297
Deutchse Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR2, Class A4, 1.126%, 3/25/2037 (a)	2,544,307	2,341,381
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 1.301%, 8/25/2035 (a)	6,131,658	5,155,940
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A1, 1.191%, 11/25/2035 (a)	2,328,639	1,289,568
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A4, 5.500%, 11/25/2035	4,117,330	3,642,177
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 1A3, 1.321%, 2/25/2036 (a)	34,931,464	31,045,059
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 3.468%, 2/25/2036 (a)	1,094,786	1,010,287
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 3.521%, 2/25/2036 (a)	1,298,143	1,010,394
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR2, Class 1A2, 1.171%, 5/25/2036 (a)	34,485,082	29,285,594
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR3, Class A2, 1.111%, 8/25/2036 (a)	241,273	209,046
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4, Class A2, 1.181%, 12/25/2036 (a)(e)	27,562,428	17,542,245
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR6, Class A6, 1.181%, 2/25/2037 (a)	4,039,181	3,378,516
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR2, Class A1, 1.141%, 3/25/2037 (a)	8,382,493	7,079,879
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-BAR1, Class A3, 1.151%, 3/25/2037 (a)(e)	27,888,315	18,519,793
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A4, 1.151%, 1/25/2047 (a)	595,753	512,542
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A2, 1.171%, 1/25/2047 (a)	995,803	816,322
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-OA1, Class A1, 1.191%, 2/25/2047 (a)	1,836,323	1,667,476
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 2A1, 1.191%, 8/25/2047 (a)(e)	34,783,309	32,018,384
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-2, Class 2A1, 1.291%, 9/25/2047 (a)	3,648,638	3,014,264
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-3, Class 1A1, 2.683%, 10/25/2047 (a)	32,388,169	29,859,534
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A8, 5.734%, 6/25/2036 (a)	7,584,008	6,389,367
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.888%, 6/25/2036 (a)	871,294	735,435
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A5B, 6.093%, 6/25/2036 (a)	889,756	735,081
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A2, 6.160%, 6/25/2036 (a)	4,066,213	3,434,348
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.270%, 6/25/2036 (a)	1,172,050	986,224
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A1, 6.250%, 7/25/2036 (a)	527,099	441,331
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B, 6.300%, 7/25/2036 (a)	511,020	421,535
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A2, 6.420%, 7/25/2036 (a)	5,267,544	4,352,782
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A4B, 6.000%, 10/25/2036 (a)	15,204,048	13,659,119
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class C, 3.352%, 5/10/2049 (a)	6,000,000	5,715,114
Deutsche Mortgage Securities, Inc. Re-REMIC Trust, Series 2007-WM1, Class A1, 3.977%, 6/27/2037 (a)(b)(e)	9,390,078	9,433,789
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A, 1.134%, 3/19/2037 (a)(e)	14,628,519	12,791,309
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 1A, 1.264%, 2/19/2045 (a)(e)	42,015,130	36,014,109
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 1.204%, 3/19/2045 (a)	10,192,395	9,020,341
DSLA Mortgage Loan Trust, Series 2006-AR1, Class 1A1A, 1.558%, 3/19/2046 (a)	7,624,393	6,884,174
DSLA Mortgage Loan Trust, Series 2006-AR1, Class 2A1A, 1.578%, 4/19/2046 (a)	399,401	344,394
EQTY Mezzanine Trust, Series 2014-INMZ, Class M, 5.739%, 5/8/2031 (a)(b)	4,587,238	4,548,926
EQTY Mortgage Trust, Series 2014-INNS, Class E, 4.439%, 5/8/2031 (a)(b)	5,750,000	5,746,148
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A5, 5.125%, 11/25/2035	1,872,552	1,605,955
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	16,264	13,980
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A8, 1.491%, 4/25/2036 (a)	7,661,715	4,749,405
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A3, 5.750%, 4/25/2036	465,106	384,125
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A12, 6.000%, 4/25/2036	453,609	383,349
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA2, Class 2A1, 3.078%, 5/25/2036 (a)	1,462,037	1,221,159
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 4A3, 3.050%, 9/25/2035 (a)	173,705	168,522
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1, 3.111%, 11/25/2035 (a)	2,168,236	1,990,666
FNBA Mortgage Loan Trust, Series 2004-AR1, Class A3, 1.474%, 8/19/2034 (a)	13,019	12,551

GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 3.577%, 9/19/2035 (a)	468,073	435,312
GMACM Mortgage Loan Trust, Series 2005-AF1, Class A11, 5.750%, 7/25/2035	720,186	629,800
GMACM Mortgage Loan Trust, Series 2005-AR6, Class 4A1, 3.483%, 11/19/2035 (a)	2,411,351	2,215,964
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1, 1.171%, 1/25/2037 (a)	2,675,892	2,450,579
GreenPoint Mortgage Funding Trust, Series 2007-AR2, Class 2A1, 1.191%, 5/25/2037 (a)	10,341,271	8,950,453
GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 1.211%, 6/25/2037 (a)	8,894,008	7,939,565
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 2A1A, 1.191%, 3/25/2047 (a)	26,219,979	23,539,747
GS Mortgage Securities Re-Remic Trust, Series 2015-FRR1, Class K3A, 3.683%, 6/27/2041 (a)	10,000,000	9,819,840
GS Mortgage Securities Trust, Series 2017-485L, Class A, 3.721%, 2/12/2037 (b)	10,000,000	10,476,024
GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 6.040%, 8/10/2045 (a)	2,000,000	2,017,518
GS Mortgage Securities Trust, Series 2012-GCJ9, Class D, 5.013%, 11/10/2045 (a)(b)	2,000,000	1,905,646
GS Mortgage Securities Trust, Series 2013-GC14, Class C, 4.923%, 8/10/2046 (a)(b)	6,600,000	6,965,468
GS Mortgage Securities Trust, Series 2014-GC20, Class D, 5.020%, 4/10/2047 (a)(b)	5,000,000	3,908,885
GS Mortgage Securities Trust, Series 2015-GC32, Class C, 4.559%, 7/10/2048 (a)	2,000,000	1,995,660
GS Mortgage Securities Trust, Series 2015-GC34, Class C, 4.809%, 10/10/2048 (a)	7,000,000	7,155,295
GS Mortgage Securities Trust, Series 2015-GS1, Class C, 4.570%, 11/10/2048 (a)	10,000,000	10,176,942
GS Mortgage Securities Trust, Series 2016-GS3, Class D, 2.620%, 10/10/2049 (b)	2,500,000	1,875,140
GS Mortgage Securities Trust, Series 2016-GS3, Class C, 4.124%, 10/10/2049 (a)	7,000,000	7,038,493
GS Mortgage Securities Trust, Series 2016-GS4, Class D, 3.233%, 11/15/2049 (b)	10,000,000	8,089,300
GS Mortgage Securities Trust, Series 2017-GS5, Class D, 3.509%, 3/11/2050 (a)(b)	4,000,000	3,452,599
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B2, 1.128%, 2/26/2037 (a)(b)	5,707,000	4,543,132
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B1, 1.128%, 2/26/2037 (a)(b)	5,707,000	4,888,080
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B4, 1.128%, 2/26/2037 (a)(b)	5,709,149	3,452,048
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B3, 1.128%, 2/26/2037 (a)(b)	5,707,000	4,140,680
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 3.576%, 5/25/2035 (a)	3,815,890	3,703,355
GSR Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 3.605%, 5/25/2035 (a)	7,879,049	7,653,732
GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 3.624%, 5/25/2035 (a)	4,739,252	4,627,776
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A4, 3.496%, 1/25/2036 (a)	5,384,514	5,180,097
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 3.496%, 1/25/2036 (a)	2,179,137	2,085,996
GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 3.505%, 1/25/2036 (a)	614,887	573,457
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.000%, 2/25/2036	4,220,326	3,458,987
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A4, 6.000%, 2/25/2036	751,159	606,721
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	2,371,301	2,242,041
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A7, 6.000%, 3/25/2037	17,825,659	17,084,504
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3, 6.000%, 3/25/2037	820,236	765,589
GSR Mortgage Loan Trust, Series 2007-3F, Class 4A1, 1.291%, 5/25/2037 (a)	10,517,806	5,849,467
GSR Mortgage Loan Trust, Series 2007-AR2, Class 1A1, 3.557%, 5/25/2037 (a)	434,306	384,494
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 3.285%, 3/25/2047 (a)	15,017,778	13,836,479
HarborView Mortgage Loan Trust, Series 2004-7, Class X1, 0.500%, 11/19/2034 (a)(c)	4,664,028	116,909
HarborView Mortgage Loan Trust, Series 2005-1, Class X, 1.204%, 3/19/2035 (a)(c)	19,768,706	1,146,763
HarborView Mortgage Loan Trust, Series 2005-3, Class 2A1A, 1.234%, 6/19/2035 (a)	2,055,615	1,846,115
HarborView Mortgage Loan Trust, Series 2005-3, Class X2, 1.694%, 6/19/2035 (a)(c)	65,614,875	4,187,345
HarborView Mortgage Loan Trust, Series 2005-9, Class 2X, 1.331%, 6/20/2035 (a)(b)(c)	19,998,986	1,470,565
HarborView Mortgage Loan Trust, Series 2005-4, Class 3A1, 3.201%, 7/19/2035 (a)	2,233,701	1,988,356
HarborView Mortgage Loan Trust, Series 2005-12, Class X2B, 1.367%, 10/19/2035 (a)(c)	19,938,070	1,005,736
HarborView Mortgage Loan Trust, Series 2005-10, Class 2A1A, 1.304%, 11/19/2035 (a)	2,128,010	1,970,092
HarborView Mortgage Loan Trust, Series 2005-13, Class X, 1.350%, 2/19/2036 (a)(c)	40,398,079	2,029,599
HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 1.174%, 11/19/2036 (a)(e)	21,520,491	18,460,062
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 1.164%, 12/19/2036 (a)	4,293,416	3,628,108
HarborView Mortgage Loan Trust, Series 2006-SB1, Class A1A, 1.512%, 12/19/2036 (a)	13,531,568	12,438,948
HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 1.144%, 2/19/2037 (a)	10,860,885	9,733,210
HarborView Mortgage Loan Trust, Series 2007-1, Class 2A1A, 1.124%, 3/19/2037 (a)	26,852,604	24,160,094
HarborView Mortgage Loan Trust, Series 2006-12, Class 2A2A, 1.184%, 1/19/2038 (a)	15,823,798	13,862,580
HarborView Mortgage Loan Trust, Series 2007-2, Class 2A1A, 1.142%, 5/25/2038 (a)(e)	24,144,576	18,759,925
HarborView Mortgage Loan Trust, Series 2005-15, Class 2A11, 1.263%, 10/20/2045 (a)	3,156,249	2,712,891
HarborView Mortgage Loan Trust, Series 2005-15, Class X1, 2.143%, 10/20/2045 (a)(c)	13,258,849	1,005,737
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1A, 1.194%, 5/19/2047 (a)(e)	34,130,224	30,533,410
Hilton USA Trust, Series 2016-SFP, Class F, 6.155%, 11/7/2035 (a)(b)	2,500,000	2,476,863
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 1.241%, 3/25/2035 (a)	16,203,916	14,473,613
HomeBanc Mortgage Trust, Series 2005-1, Class A2, 1.301%, 3/25/2035 (a)	644,137	539,313
HomeBanc Mortgage Trust, Series 2005-3, Class A1, 1.231%, 7/25/2035 (a)(e)	4,761,039	4,696,503
HomeBanc Mortgage Trust, Series 2005-4, Class A1, 1.261%, 10/25/2035 (a)	13,377,641	12,904,969
HomeBanc Mortgage Trust, Series 2005-4, Class A2, 1.321%, 10/25/2035 (a)	2,606,340	2,550,927
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 1.251%, 1/25/2036 (a)	4,527,408	4,107,097
HomeBanc Mortgage Trust, Series 2006-2, Class A2, 1.211%, 12/25/2036 (a)	5,223,719	4,696,589

IMPAC CMB Trust, Series 2004-4, Class 1A1, 1.631%, 9/25/2034 (a)	7,868,663	7,650,214
IMPAC CMB Trust, Series 2004-6, Class 1A2, 1.771%, 10/25/2034 (a)	6,606,529	6,158,930
IMPAC CMB Trust, Series 2004-10, Class 3A1, 1.691%, 3/25/2035 (a)	184,430	171,186
IMPAC CMB Trust, Series 2005-3, Class A1, 1.471%, 8/25/2035 (a)	13,261,417	12,023,914
IMPAC CMB Trust, Series 2005-5, Class A4, 1.751%, 8/25/2035 (a)	5,596,001	4,827,714
IMPAC CMB Trust, Series 2005-6, Class 1A2, 1.271%, 10/25/2035 (a)	4,780,553	4,059,970
IMPAC CMB Trust, Series 2005-6, Class 1A1, 1.491%, 10/25/2035 (a)	18,762,354	16,727,746
IMPAC CMB Trust, Series 2005-7, Class A2, 1.271%, 11/25/2035 (a)	4,486,923	3,751,763
IMPAC CMB Trust, Series 2005-7, Class A1, 1.511%, 11/25/2035 (a)(e)	37,543,644	31,753,476
IMPAC CMB Trust, Series 2007-A, Class A, 1.241%, 5/25/2037 (a)(b)	2,527,597	2,404,978
IMPAC Secured Assets CMN Owner Trust, Series 2005-2, Class A2C, 1.271%, 3/25/2036 (a)	4,839,060	3,547,616
IMPAC Secured Assets CMN Owner Trust, Series 2005-2, Class A2D, 1.421%, 3/25/2036 (a)	1,603,213	1,186,541
IMPAC Secured Assets Trust, Series 2007-1, Class A2, 1.151%, 3/25/2037 (a)	5,359,054	4,493,299
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2B, 1.161%, 8/25/2036 (a)	11,730,412	9,692,699
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2C, 1.271%, 8/25/2036 (a)	7,023,972	5,353,952
IMPAC Secured Assets Trust, Series 2006-4, Class A1, 1.181%, 1/25/2037 (a)	15,419,747	11,644,792
IMPAC Secured Assets Trust, Series 2007-2, Class 1A1B, 1.241%, 5/25/2037 (a)	15,245,722	11,646,954
IMPAC Secured Assets Trust, Series 2007-2, Class 1A1C, 1.371%, 5/25/2037 (a)	13,047,797	9,994,417
IMPAC Secured Assets Trust, Series 2007-3, Class A1B, 1.231%, 9/25/2037 (a)	39,145,537	29,407,967
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A, 1.791%, 11/25/2034 (a)	1,022,875	861,594
IndyMac Index Mortgage Loan Trust, Series 2005-AR4, Class AX2, 1.537%, 3/25/2035 (a)(c)	40,736,608	2,042,493
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class AX2, 1.936%, 7/25/2035 (a)(c)	49,868,643	4,054,420
IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A1, 3.211%, 9/25/2035 (a)(e)	16,006,004	14,512,692
IndyMac Index Mortgage Loan Trust, Series 2005-AR1, Class 3A1, 3.529%, 11/25/2035 (a)	3,115,102	2,957,830
IndyMac Index Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.674%, 11/25/2035 (a)	513,152	475,397
IndyMac Index Mortgage Loan Trust, Series 2006-AR9, Class 3A3, 3.057%, 6/25/2036 (a)	1,657,645	1,614,223
IndyMac Index Mortgage Loan Trust, Series 2006-AR19, Class 3A1, 3.318%, 8/25/2036 (a)	6,191,283	5,515,616
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2, 1.191%, 10/25/2036 (a)	8,885,953	7,861,083
IndyMac Index Mortgage Loan Trust, Series 2006-AR29, Class A2, 1.071%, 11/25/2036 (a)	484,675	411,276
IndyMac Index Mortgage Loan Trust, Series 2006-AR35, Class 2A1A, 1.161%, 1/25/2037 (a)	2,572,097	2,270,969
IndyMac Index Mortgage Loan Trust, Series 2007-AR5, Class 2A1, 3.463%, 5/25/2037 (a)	853,763	682,600
IndyMac Index Mortgage Loan Trust, Series 2007-AR5, Class 1A1, 3.509%, 5/25/2037 (a)	2,926,574	1,813,785
IndyMac Index Mortgage Loan Trust, Series 2007-FLX4, Class 1A1, 1.191%, 7/25/2037 (a)(e)	22,918,132	19,859,134
IndyMac Index Mortgage Loan Trust, Series 2007-AR13, Class 4A1, 3.029%, 7/25/2037 (a)	5,847,650	4,321,448
IndyMac Index Mortgage Loan Trust, Series 2007-FLX5, Class 2A1, 1.171%, 8/25/2037 (a)	6,996,993	6,104,675
IndyMac Index Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 3.227%, 11/25/2037 (a)	4,273,584	4,082,093
IndyMac Index Mortgage Loan Trust, Series 2006-AR12, Class A1, 1.181%, 9/25/2046 (a)	8,323,478	7,215,923
Jefferies Resecuritization Trust, Series 2009-R2, Class 5A, 3.603%, 1/26/2036 (a)(b)	2,237,849	2,180,867
JP Morgan Alternative Loan Trust, Series 2006-A2, Class 1A4, 1.261%, 5/25/2036 (a)	3,231,911	2,702,010
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class E, 4.594%, 6/15/2029 (a)(b)	1,000,000	1,002,269
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL6, Class B, 3.274%, 11/15/2031 (a)(b)	1,300,000	1,312,312
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WPT, Class D, 4.744%, 10/17/2033 (a)(b)	3,000,000	3,048,723
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB12, Class B, 5.504%, 9/12/2037 (a)	10,000,000	8,591,170
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ, 5.502%, 6/12/2047 (a)	5,000,000	4,334,130
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049 (a)	2,017,568	2,020,090
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class C, 3.946%, 8/17/2049 (a)	3,000,000	2,948,328
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class B, 6.265%, 2/15/2051 (a)	11,357,000	9,944,553
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, 3.183%, 8/25/2035 (a)	25,484	24,592
JP Morgan Mortgage Trust, Series 2005-A8, Class 1A1, 3.085%, 11/25/2035 (a)	971,310	912,834
JP Morgan Mortgage Trust, Series 2005-A8, Class 3A1, 3.098%, 11/25/2035 (a)	456,605	427,988
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036	3,011,033	2,834,854
JP Morgan Mortgage Trust, Series 2006-A1, Class 2A2, 3.296%, 2/25/2036 (a)	528,075	481,803
JP Morgan Mortgage Trust, Series 2006-A6, Class 3A2, 3.112%, 10/25/2036 (a)	753,387	669,960
JP Morgan Mortgage Trust, Series 2006-A6, Class 2A4L, 3.308%, 10/25/2036 (a)	2,216,057	2,047,889
JP Morgan Mortgage Trust, Series 2007-A3, Class 1A1, 3.302%, 5/25/2037 (a)	647,509	599,739
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 4.486%, 6/25/2037 (a)	4,764,591	4,345,317
JP Morgan Resecuritization Trust, Series 2010-6, Class 3A8, 3.298%, 3/26/2034 (a)(b)	1,271,819	1,156,304
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class RIM, 4.304%, 9/15/2047 (b)	5,000,000	4,663,315
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.712%, 9/15/2047 (a)(b)	8,000,000	6,498,048
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D, 4.072%, 11/15/2047 (a)(b)	3,660,000	2,998,755
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class C, 4.772%, 8/15/2048 (a)	10,000,000	9,505,220
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class C, 4.054%, 3/17/2050 (a)	6,000,000	5,941,368
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class D, 4.733%, 3/17/2050 (a)(b)	3,000,000	2,931,753
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class C, 6.415%, 7/15/2040 (a)	7,421,000	7,367,205
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class AJ, 6.292%, 4/15/2041 (a)	4,074,150	2,200,041

Lehman XS Trust, Series 2005-5N, Class 1A1, 1.291%, 11/25/2035 (a)	7,410,528	6,814,417
Lehman XS Trust, Series 2005-5N, Class 3A1A, 1.291%, 11/25/2035 (a)	16,760,552	16,042,831
Lehman XS Trust, Series 2005-7N, Class 1A1A, 1.261%, 12/25/2035 (a)	9,064,050	8,545,051
Lehman XS Trust, Series 2006-2N, Class 1A1, 1.251%, 2/25/2046 (a)	4,188,630	3,368,861
Lehman XS Trust, Series 2006-4N, Class A1C1, 1.221%, 4/25/2046 (a)	22,688,467	20,671,689
Lehman XS Trust, Series 2007-15N, Class 3A1, 1.241%, 8/25/2047 (a)	36,325,187	28,069,054
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.869%, 3/11/2050 (b)	8,500,000	7,773,777
LSTAR Securities Investment Ltd., Series 2015-9, Class A1, 2.983%, 10/1/2020 (a)(b)	5,595,152	5,651,210
LSTAR Securities Investment Ltd., Series 2016-2, Class A, 2.983%, 3/1/2021 (a)(b)	8,320,853	8,358,114
LSTAR Securities Investment Ltd., Series 2016-3, Class A, 2.983%, 9/1/2021 (a)(b)	4,393,993	4,418,169
LSTAR Securities Investment Ltd., Series 2016-5, Class A1, 0.030%, 11/1/2021 (a)(b)	5,616,072	5,658,193
LSTAR Securities Investment Ltd., Series 2017-1, Class A, 2.983%, 1/3/2022 (a)(b)	6,824,448	6,858,570
LSTAR Securities Investment Ltd., Series 2017-2, Class A1, 2.983%, 2/1/2022 (a)(b)	14,111,503	14,181,792
LSTAR Securities Investment Ltd., Series 2017-3, Class A1, 2.990%, 4/1/2022 (a)(b)	9,500,000	9,474,977
Luminent Mortgage Trust, Series 2007-1, Class 1A1, 1.151%, 11/25/2036 (a)	6,156,502	5,373,814
Luminent Mortgage Trust, Series 2006-7, Class 2A1, 1.152%, 12/25/2036 (a)	13,728,680	11,916,962
Luminent Mortgage Trust, Series 2007-2, Class 1A2, 1.271%, 5/25/2037 (a)	5,170,171	4,740,054
Luminent Mortgage Trust, Series 2006-6, Class A1, 1.191%, 10/25/2046 (a)(e)	26,093,674	25,058,173
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3AX, 0.399%, 9/25/2033 (a)(c)	6,018,040	106,850
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 3.607%, 12/25/2034 (a)	29,677	28,364
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class 9A1, 3.251%, 1/25/2035 (a)	477,951	471,333
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 3.410%, 3/25/2035 (a)	1,888,159	1,877,172
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 4.829%, 3/25/2035 (a)	557,240	532,758
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 7A1, 3.361%, 6/25/2035 (a)	1,130,330	1,064,032
MASTR Adjustable Rate Mortgages Trust, Series 2005-7, Class 2A1, 3.172%, 9/25/2035 (a)	2,883,744	2,621,773
MASTR Adjustable Rate Mortgages Trust, Series 2005-8, Class 3A1, 3.543%, 12/25/2035 (a)	17,985,625	15,990,606
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 3.228%, 1/25/2036 (a)	5,385,772	5,306,542
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A1, 1.141%, 3/25/2047 (a)	2,250,993	2,044,703
MASTR Alternative Loan Trust, Series 2006-2, Class 1A2, 6.000%, 3/25/2036	971,641	907,773
MASTR Asset Securitization Trust, Series 2005-2, Class 1A6, 5.250%, 11/25/2035	46,355	43,630
MASTR Resecuritization Trust, Series 2008-3, Class A1, 1.213%, 8/25/2037 (a)(b)	12,715,128	9,452,681
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR3, Class A1, 1.172%, 7/25/2047 (a)	4,651,260	3,976,069
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR5, Class X, 0.800%, 10/25/2047 (a)(c)	32	1
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-1, Class 1A1, 3.561%, 4/25/2037 (a)	5,393,902	5,013,184
Merrill Lynch Mortgage Investors Trust, Series 2003-B, Class A1, 1.671%, 4/25/2028 (a)	4,553,630	4,413,600
Merrill Lynch Mortgage Investors Trust, Series 2005-A7, Class 2A1, 3.334%, 9/25/2035 (a)	13,427,263	12,509,604
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 3.154%, 11/25/2035 (a)	15,828,004	16,031,774
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class AM, 5.902%, 6/12/2050 (a)	1,000,000	997,178
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class D, 4.990%, 2/15/2047 (a)(b)	5,000,000	4,372,145
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class D, 5.057%, 4/15/2047 (a)(b)	5,000,000	4,460,325
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class D, 4.915%, 6/15/2047 (a)(b)	10,000,000	8,412,760
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class C, 4.608%, 8/15/2047 (a)(f)	10,000,000	9,819,170
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class D, 3.257%, 8/16/2047 (b)	5,500,000	3,827,258
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class D, 4.383%, 4/17/2048 (a)(b)	3,000,000	2,516,985
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class C, 4.498%, 5/15/2048 (a)	3,500,000	3,349,360
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.911%, 5/15/2049 (a)	10,400,000	10,836,540
Morgan Stanley Capital I Trust, Series 2017-PRME, Class A, 1.812%, 2/15/2034 (a)(b)	2,250,000	2,268,333
Morgan Stanley Capital I Trust, Series 2016-PSQ, Class C, 3.826%, 1/10/2038 (a)(b)	5,000,000	4,789,515
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class D, 5.587%, 2/12/2044 (a)	6,000,000	3,003,750
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AM, 5.893%, 4/15/2049 (a)(e)	3,723,036	3,731,417
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AMFX, 5.893%, 4/15/2049 (a)(e)	1,749,827	1,753,766
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class AJFX, 6.303%, 12/12/2049 (a)	2,000,000	1,918,528
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 3A, 3.157%, 7/25/2035 (a)	1,874,901	1,632,488
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 1A, 3.424%, 7/25/2035 (a)(e)	16,926,666	14,118,616
Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 1A4, 1.361%, 9/25/2035 (a)	10,239,659	10,332,328
Morgan Stanley Mortgage Loan Trust, Series 2005-9AR, Class 1A, 1.281%, 12/25/2035 (a)	3,514,432	2,822,391
Morgan Stanley Mortgage Loan Trust, Series 2005-11AR, Class A1, 1.271%, 1/25/2036 (a)	1,595,229	1,180,894
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A1, 1.241%, 3/25/2036 (a)	7,145,749	5,767,341
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A3, 1.251%, 3/25/2036 (a)	4,317,747	3,473,679
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1AX, 2.871%, 3/25/2036 (a)(c)	53,697,990	5,080,689
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 3.468%, 3/25/2036 (a)	3,730,769	3,128,611
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A1, 3.468%, 3/25/2036 (a)(f)	15,696,729	12,986,752
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2A5, 2.887%, 6/25/2037 (a)	1,127,154	736,301
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2A3, 3.526%, 6/25/2037 (a)	2,993,746	2,066,223
Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1, 3.254%, 11/25/2037 (a)	11,629,061	9,774,784

Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 2A5S, 6.000%, 2/25/2047 (a)	4,400,881	3,167,851
Morgan Stanley Re-REMIC Trust, Series 2010-R6, Class 4B, 1.172%, 2/26/2037 (a)(b)	18,006,571	15,553,878
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class CB3, 0.598%, 8/26/2047 (a)(b)	1,010,309	671,128
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class CB2, 0.598%, 8/26/2047 (a)(b)	5,146,000	3,752,525
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-2, Class A1, 1.491%, 9/25/2037 (a)	16,636,746	15,053,144
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A12, 1.141%, 6/25/2047 (a)	5,820,530	4,420,850
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A14, 1.271%, 6/25/2047 (a)	5,350,774	3,966,250
MortgageIT Trust, Series 2006-1, Class 1A2, 1.191%, 4/25/2036 (a)	5,436,923	4,155,097
MortgageIT Trust, Series 2006-1, Class 2A1A, 1.201%, 4/25/2036 (a)	6,231,425	5,390,987
Motel 6 Trust, Series 2015-MTL6, Class F, 5.000%, 2/5/2030 (b)	5,000,000	4,933,805
MSCG Trust, Series 2016-SNR, Class C, 5.205%, 11/16/2034 (b)	5,000,000	5,036,835
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1, 3.645%, 8/25/2035 (a)	4,508,814	4,418,601
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1, 3.540%, 2/25/2036 (a)	1,465,813	1,203,171
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR3, Class A1A, 1.151%, 10/25/2036 (a)	2,602,223	2,153,826
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A3, 1.161%, 12/25/2036 (a)	379,598	321,478
Nomura Resecuritization Trust, Series 2014-6R, Class 3A2, 1.242%, 1/26/2036 (a)(b)	7,037,372	5,932,075
Nomura Resecuritization Trust, Series 2015-2R, Class 3A1, 1.273%, 11/26/2036 (a)(b)	2,968,303	2,816,017
Nomura Resecuritization Trust, Series 2011-4R, Class 1A10, 2.768%, 12/29/2036 (a)(b)	12,518,872	11,125,859
Nomura Resecuritization Trust, Series 2014-3R, Class 4A15, 2.311%, 3/26/2037 (a)(b)	7,254,751	3,772,101
OCP CLO Ltd., Series 2012-2A, Class ER, 9.350%, 11/22/2025 (a)(b)	3,000,000	3,090,717
PHH Alternative Mortgage Trust, Series 2007-1, Class 1A1, 1.151%, 2/25/2037 (a)	5,125,697	4,257,978
PHH Alternative Mortgage Trust, Series 2007-2, Class 1A3, 1.321%, 5/25/2037 (a)	4,984,685	4,639,306
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A5, 1.541%, 5/25/2037 (a)	9,528,079	6,493,805
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A2, 6.000%, 5/25/2037	1,642,062	1,481,289
Prime Mortgage Trust, Series 2005-4, Class 2A4, 1.491%, 10/25/2035 (a)	73,161	67,205
RAIT Trust, Series 2015-FL5, Class A, 3.094%, 1/15/2031 (a)(b)	752,060	754,385
RAIT Trust, Series 2015-FL4, Class B, 3.294%, 12/15/2031 (a)(b)	491,609	493,338
RAIT Trust, Series 2015-FL4, Class D, 5.244%, 12/15/2031 (a)(b)	2,949,513	2,973,855
Residential Accredit Loans, Inc. Trust, Series 2005-QA4, Class A31, 3.740%, 4/25/2035 (a)	6,364,722	5,899,187
Residential Accredit Loans, Inc. Trust, Series 2005-QS7, Class A1, 5.500%, 6/25/2035	4,817,260	4,460,417
Residential Accredit Loans, Inc. Trust, Series 2005-QS11, Class A2, 1.491%, 7/25/2035 (a)	606,445	503,800
Residential Accredit Loans, Inc. Trust, Series 2005-QA7, Class A22, 3.555%, 7/25/2035 (a)	4,667,872	4,298,433
Residential Accredit Loans, Inc. Trust, Series 2005-QA8, Class CB21, 3.817%, 7/25/2035 (a)	749,944	617,178
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A10, 2.341%, 8/25/2035 (a)	7,751,062	6,025,172
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A4, 5.500%, 8/25/2035	11,897,051	10,789,198
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A3, 5.500%, 8/25/2035	1,942,276	1,839,739
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 1A1, 1.391%, 9/25/2035 (a)	317,352	222,472
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035	12,057,267	9,089,708
Residential Accredit Loans, Inc. Trust, Series 2005-QS16, Class A1, 1.691%, 11/25/2035 (a)	1,330,795	971,184
Residential Accredit Loans, Inc. Trust, Series 2005-QA13, Class 2A1, 4.188%, 12/25/2035 (a)	10,748,878	9,792,701
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A10, 6.000%, 12/25/2035	3,090,360	2,760,245
Residential Accredit Loans, Inc. Trust, Series 2006-QS1, Class A5, 1.901%, 1/25/2036 (a)	13,532,542	10,110,420
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A2, 1.491%, 2/25/2036 (a)	1,164,541	803,183
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A10, 1.491%, 2/25/2036 (a)	11,542,155	7,888,267
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A14, 1.691%, 2/25/2036 (a)	10,878,889	7,573,295
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A5, 1.991%, 2/25/2036 (a)	1,965,124	1,400,214
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036	3,921,078	3,423,850
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A8, 1.391%, 3/25/2036 (a)	4,707,814	3,483,495
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A1, 1.691%, 3/25/2036 (a)	8,726,036	6,328,855
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A10, 6.000%, 3/25/2036	532,620	482,959
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A14, 6.000%, 3/25/2036	4,482,008	4,046,908
Residential Accredit Loans, Inc. Trust, Series 2006-QA4, Class A, 1.171%, 5/25/2036 (a)	4,066,263	3,494,246
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A9, 6.000%, 5/25/2036	4,301,010	3,661,717
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A1, 6.000%, 5/25/2036	3,010,371	2,588,729
Residential Accredit Loans, Inc. Trust, Series 2006-QS7, Class A1, 6.000%, 6/25/2036	2,635,518	2,230,233
Residential Accredit Loans, Inc. Trust, Series 2006-QS7, Class A3, 6.000%, 6/25/2036	3,263,708	2,766,080
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A2, 1.171%, 7/25/2036 (a)	2,752,497	1,769,908
Residential Accredit Loans, Inc. Trust, Series 2006-QA6, Class A1, 1.181%, 7/25/2036 (a)	1,749,077	1,551,089
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A8, 1.641%, 7/25/2036 (a)	2,895,028	2,133,520
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A10, 6.500%, 7/25/2036	4,163,604	3,595,459
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 1A1, 1.181%, 8/25/2036 (a)	17,025,528	14,893,727
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A5, 1.291%, 8/25/2036 (a)	2,336,733	1,465,662
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	406,524	326,286
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A8, 6.000%, 8/25/2036	6,227,897	5,023,846
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036	5,602,104	4,721,633

Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A15, 6.000%, 8/25/2036	750,430	612,810
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A1, 6.000%, 8/25/2036	4,432,976	3,713,580
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A10, 6.000%, 8/25/2036	574,904	485,852
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A18, 5.750%, 9/25/2036	790,909	650,764
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A4, 6.000%, 9/25/2036	7,987,976	6,812,066
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A15, 1.291%, 11/25/2036 (a)	4,385,301	2,750,838
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A10, 6.000%, 11/25/2036	3,073,929	2,491,450
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A1, 6.500%, 11/25/2036	1,185,989	1,000,404
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A13, 6.500%, 11/25/2036	2,302,081	1,974,838
Residential Accredit Loans, Inc. Trust, Series 2006-QA11, Class A1, 1.161%, 12/25/2036 (a)	337,016	272,020
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A2, 1.171%, 12/25/2036 (a)	1,293,413	1,096,538
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A1, 1.176%, 12/25/2036 (a)	5,318,382	4,596,215
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A7, 6.000%, 12/25/2036	6,154,899	5,219,964
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A6, 6.250%, 12/25/2036	14,344,272	12,428,150
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1A5, 1.541%, 1/25/2037 (a)	2,169,822	1,440,694
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A10, 6.000%, 1/25/2037	4,386,844	3,526,211
Residential Accredit Loans, Inc. Trust, Series 2007-QS2, Class A4, 6.250%, 1/25/2037	2,485,647	2,057,574
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AP, 0.000%, 2/25/2037 (g)	1,257,030	642,285
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AV, 0.349%, 2/25/2037 (a)(c)	63,249,313	989,030
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class AP, 0.000%, 3/25/2037 (g)	682,292	385,909
Residential Accredit Loans, Inc. Trust, Series 2007-QS4, Class 3A4, 6.000%, 3/25/2037	7,308,284	6,340,952
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class AP, 0.000%, 4/25/2037 (g)	1,173,978	689,424
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A1, 1.321%, 4/25/2037 (a)	6,152,274	3,860,257
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A1, 1.091%, 5/25/2037 (a)	3,026,680	2,500,491
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A3, 1.181%, 5/25/2037 (a)	19,220,389	16,309,750
Residential Accredit Loans, Inc. Trust, Series 2007-QS7, Class 1A1, 6.000%, 5/25/2037	18,187,490	16,481,176
Residential Accredit Loans, Inc. Trust, Series 2007-QS8, Class A13, 6.000%, 6/25/2037	1,615,689	1,361,675
Residential Accredit Loans, Inc. Trust, Series 2007-QS9, Class AP, 0.000%, 7/25/2037 (g)	2,727,391	1,512,527
Residential Accredit Loans, Inc. Trust, Series 2007-QS10, Class A1, 6.500%, 9/25/2037	5,985,427	5,362,303
Residential Asset Securitization Trust, Series 2004-A9, Class A4, 5.250%, 12/25/2034	6,920,957	6,998,582
Residential Asset Securitization Trust, Series 2005-A3, Class AX, 0.309%, 4/25/2035 (a)(c)	34,503,423	507,994
Residential Asset Securitization Trust, Series 2005-A4, Class A1, 1.441%, 4/25/2035 (a)	5,212,951	4,068,786
Residential Asset Securitization Trust, Series 2005-A10, Class A3, 5.500%, 9/25/2035	3,700,187	3,214,497
Residential Asset Securitization Trust, Series 2005-A11, Class 1AX, 0.311%, 10/25/2035 (a)(c)	42,809,202	638,970
Residential Asset Securitization Trust, Series 2005-A11, Class 1A1, 1.441%, 10/25/2035 (a)	4,195,796	3,395,536
Residential Asset Securitization Trust, Series 2005-A11, Class 1A3, 5.500%, 10/25/2035	3,846,851	3,521,903
Residential Asset Securitization Trust, Series 2005-A12, Class A10, 1.441%, 11/25/2035 (a)	1,778,390	1,357,690
Residential Asset Securitization Trust, Series 2005-A12, Class A6, 1.491%, 11/25/2035 (a)	9,827,627	7,426,099
Residential Asset Securitization Trust, Series 2005-A14, Class A3, 5.500%, 12/25/2035	1,073,112	855,851
Residential Funding Mortgage Securities Trust, Series 2005-SA5, Class 2A, 3.801%, 11/25/2035 (a)	635,921	595,309
Residential Funding Mortgage Securities Trust, Series 2006-SA1, Class 1A1, 3.898%, 2/25/2036 (a)	2,704,056	2,560,771
Residential Funding Mortgage Securities Trust, Series 2006-S6, Class A14, 6.000%, 7/25/2036	354,764	339,646
Residential Funding Mortgage Securities Trust, Series 2006-S7, Class A7, 6.250%, 8/25/2036	166,857	155,756
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1A3, 6.000%, 10/25/2036	1,418,402	1,303,946
Residential Funding Mortgage Securities Trust, Series 2007-S1, Class A7, 6.000%, 1/25/2037	4,526,029	4,135,166
Residential Funding Mortgage Securities Trust, Series 2007-S6, Class 2A5, 1.491%, 6/25/2037 (a)	2,799,631	2,240,270
Sequoia Mortgage Trust, Series 2004-4, Class A, 1.918%, 5/20/2034 (a)	2,321,360	2,283,288
Sequoia Mortgage Trust, Series 2004-7, Class A3B, 2.464%, 8/20/2034 (a)	135,860	131,438
Sequoia Mortgage Trust, Series 2004-8, Class A2, 2.104%, 9/20/2034 (a)	2,098,650	2,084,020
Sequoia Mortgage Trust, Series 2007-3, Class 1A1, 1.193%, 7/20/2036 (a)	996,905	934,292
Sequoia Mortgage Trust, Series 2007-3, Class 2AA1, 3.188%, 7/20/2037 (a)	798,350	668,186
Sequoia Mortgage Trust, Series 2007-2, Class 2AA1, 3.284%, 1/20/2038 (a)	1,130,319	1,076,631
Sequoia Mortgage Trust, Series 2014-3, Class AI01, 0.250%, 10/25/2044 (b)(c)	7,865,764	52,185
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 3.152%, 10/20/2046 (a)	7,159,807	6,370,703
Sequoia Mortgage Trust, Series 2007-1, Class 2A1, 3.246%, 2/20/2047 (a)	1,369,060	1,231,913
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class C, 5.007%, 10/10/2048 (a)	4,000,000	3,994,820
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 4A2, 3.268%, 2/25/2035 (a)	442,647	416,603
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 1A1, 3.297%, 2/25/2035 (a)	5,677,078	5,566,852
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 5A2, 3.297%, 2/25/2035 (a)	981,857	921,536
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-4, Class 5A, 3.463%, 3/25/2035 (a)	3,024,722	2,883,068
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-9, Class AX, 0.913%, 5/25/2035 (a)(c)	77,455,083	1,818,103
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 5A1, 3.223%, 8/25/2035 (a)	6,315,334	5,692,307
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 3A1, 3.283%, 8/25/2035 (a)	112,460	106,081
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 7A3, 3.091%, 9/25/2035 (a)	16,936,353	14,625,523
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 6A1, 3.316%, 9/25/2035 (a)	1,696,708	1,593,053

Structured Adjustable Rate Mortgage Loan Trust, Series 2007-4, Class 1A2, 1.211%, 5/25/2037 (a)	9,488,882	8,173,552
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 1A2, 2.483%, 9/25/2037 (a)	2,390,877	2,043,348
Structured Asset Mortgage Investments II Trust, Series 2004-AR7, Class X, 0.876%, 4/19/2035 (a)(c)	25,854,645	753,792
Structured Asset Mortgage Investments II Trust, Series 2006-AR7, Class A1BG, 1.111%, 8/25/2036 (a)	9,780,022	8,075,863
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-6A, Class 2A1, 3.244%, 3/25/2033 (a)	61,153	59,559
Structured Asset Securities Corp. Trust, Series 2005-10, Class 5A4, 5.750%, 12/25/2034	302,630	294,021
Structured Asset Securities Corp. Trust, Series 2005-17, Class 5A1, 5.500%, 10/25/2035	8,181,867	6,735,051
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2C, 3.204%, 7/25/2036 (a)	2,626,339	820,944
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class F, 5.000%, 5/10/2063 (a)(b)	7,000,000	4,758,383
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AJ, 6.309%, 6/15/2045 (a)	7,705,000	5,670,256
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class B, 5.922%, 6/15/2049 (Acquired 05/20/2015 through 09/14/2016, Cost $7,889,228) (a)(d)(h)	8,500,000	7,607,500
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class D, 6.179%, 2/15/2051 (a)	7,000,000	6,475,245
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class B, 6.179%, 2/15/2051 (a)	5,000,000	4,926,720
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A2, 1.141%, 8/25/2036 (a)	33,941,632	22,238,184
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A3, 1.231%, 8/25/2036 (a)	4,055,623	2,677,255
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A1, 1.071%, 1/25/2037 (a)	3,072,427	2,139,742
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A2, 1.171%, 1/25/2037 (a)	5,197,386	3,591,669
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class 3A, 5.000%, 11/25/2018	198,633	198,538
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR4, Class A5, 3.054%, 4/25/2035 (a)	2,270,174	2,325,591
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR18, Class 3A1, 2.986%, 1/25/2036 (a)	4,886,213	4,742,192
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1A4, 2.894%, 10/25/2036 (a)	6,969,083	6,364,863
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR14, Class 2A2, 2.678%, 11/25/2036 (a)	413,370	361,156
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A1, 2.696%, 7/25/2037 (a)	733,552	604,532
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR8, Class X, 1.213%, 7/25/2045 (a)(c)	40,233,005	1,637,684
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR11, Class X, 1.102%, 8/25/2045 (a)(c)	79,376,815	3,432,571
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class X, 1.105%, 10/25/2045 (a)(c)	72,147,888	2,936,419
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 1.281%, 10/25/2045 (a)	4,192,452	4,118,874
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class X, 1.220%, 11/25/2045 (a)(c)	61,229,687	4,202,010
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR19, Class A1B2, 1.401%, 12/25/2045 (a)	207,771	187,508
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR1, Class 2A1A, 1.732%, 1/25/2046 (a)	3,621,314	3,511,719
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR10, Class 3A2, 2.905%, 8/25/2046 (a)	157,488	143,264
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 2A, 2.091%, 10/25/2046 (a)	2,599,314	2,385,492
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA2, Class 1A, 1.362%, 3/25/2047 (a)	9,101,368	7,341,472
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-3, Class 1CB3, 1.441%, 5/25/2035 (a)	4,890,406	3,907,219
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB9, 1.391%, 6/25/2035 (a)	218,793	165,955
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-AR1, Class A1A, 1.251%, 12/25/2035 (a)	7,797,768	6,517,694
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-10, Class 4CB3, 1.591%, 12/25/2035 (a)	5,329,272	4,172,383
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-10, Class 4CB1, 5.750%, 12/25/2035	701,822	658,561
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-11, Class A2, 5.750%, 1/25/2036	4,776,321	4,292,040
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR1, Class A1A, 1.241%, 2/25/2036 (a)	4,314,253	3,630,353
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-8, Class A1, 1.111%, 10/25/2036 (a)	15,852,407	8,751,654
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-8, Class A5, 4.544%, 10/25/2036 (a)	11,203,633	7,254,913
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A1, 1.081%, 2/25/2037 (a)	6,335,271	4,668,360
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A2A, 1.151%, 2/25/2037 (a)	11,231,571	8,648,152
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A3A, 1.221%, 2/25/2037 (a)	11,302,097	8,776,869
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-3, Class A19, 6.000%, 4/25/2037 (e)	16,083,617	15,192,970
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OC2, Class A3, 1.301%, 6/25/2037 (a)	3,252,873	2,878,185
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR3, Class A1A, 1.632%, 5/25/2046 (a)	16,243,754	13,465,634
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR8, Class 3X1, 0.878%, 10/25/2046 (a)(c)	31,022,605	1,321,315
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR8, Class 2A, 1.512%, 10/25/2046 (a)(e)	27,343,245	21,993,539
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 2A, 1.412%, 2/25/2047 (a)	5,602,626	4,280,154
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 5A, 1.841%, 4/25/2047 (a)	669,295	557,921
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A8, 1.531%, 3/25/2037 (a)	7,594,971	5,927,359
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1, 3.184%, 12/28/2037 (a)	525,238	501,689
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class C, 3.071%, 8/15/2049	2,000,000	1,871,754
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class D, 3.401%, 3/17/2050 (b)	3,148,000	2,680,047
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A5, 3.635%, 3/17/2050	10,000,000	10,330,040
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5, 3.767%, 7/17/2058 (a)	6,000,000	6,284,460
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class C, 4.585%, 12/17/2059 (a)	8,000,000	7,932,872
Wells Fargo Mortgage Backed Securities Trust, Series 2005-2, Class 2A1, 4.750%, 4/25/2020	5,571	5,602
Wells Fargo Mortgage Backed Securities Trust, Series 2003-L, Class 1A4, 2.885%, 11/25/2033 (a)	20,063	20,320
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A5, 3.165%, 3/25/2035 (a)	143,525	143,844
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 7A2, 3.082%, 10/25/2035 (a)	271,383	63,988
Wells Fargo Mortgage Backed Securities Trust, Series 2005-8, Class A1, 5.500%, 10/25/2035	12,233	12,549
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A1, 3.036%, 8/25/2036 (a)	1,017,574	943,845

Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR14, Class 1A3, 3.066%, 10/25/2036 (a)	2,781,846	2,692,354
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 2A5, 6.250%, 7/25/2037	5,082	4,902
Wells Fargo Mortgage Backed Securities Trust, Series 2007-15, Class A1, 6.000%, 11/25/2037	1,831,855	1,747,754
WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class G, 3.932%, 11/15/2029 (a)(b)	6,427,417	6,238,374
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class E, 5.414%, 6/15/2044 (a)(b)	8,704,568	8,293,120
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class D, 4.129%, 6/15/2046 (a)(b)	8,470,000	7,677,640
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class C, 4.513%, 5/15/2047 (a)	5,000,000	5,029,985

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS — (Cost $3,298,057,970)		3,260,090,516

Corporate Obligations — 6.00%
Financial — 6.00%
Ameris Bancorp, 5.750%, 3/15/2027 (a)	1,425,000	1,445,221
Atlantic Capital Bancshares, Inc., 6.250%, 9/30/2025 (b)	2,000,000	2,097,500
Avidbank Holdings, Inc., 6.875%, 11/15/2025 (a)(b)	8,000,000	8,170,000
Banc of California, Inc., 5.250%, 4/15/2025	7,250,000	7,283,067
Bank of Commerce Holdings, 6.875%, 12/10/2025 (a)(b)	9,000,000	9,090,000
Brand Group Holdings, Inc., 8.500%, 6/27/2024 (b)	10,000,000	10,412,500
Cadence Financial Corp., 6.500%, 3/11/2025 (a)(b)	10,500,000	10,631,250
Capital Bancorp, Inc., 6.950%, 12/1/2025 (Acquired 11/16/2015 through 03/09/2016, Cost $6,239,343) (a)(d)	6,250,000	6,421,875
ConnectOne Bancorp, Inc., 5.750%, 7/1/2025 (a)	10,350,000	10,582,875
Durant Bancorp, Inc., 5.875%, 3/15/2027 (a)(b)	1,000,000	1,005,000
Empire Bancorp, Inc., 7.375%, 12/17/2025 (Acquired 12/16/2015, Cost $7,500,000) (d)	7,500,000	7,603,125
Everbank Financial Corp., 6.000%, 3/15/2026 (a)	5,000,000	5,275,585
EverBank Financial Corp., 5.750%, 7/2/2025	2,000,000	2,109,850
Fidelity Bank, 5.875%, 5/31/2030 (a)	16,000,000	16,640,000
Financial Institutions, Inc., 6.000%, 4/15/2030 (a)	4,000,000	4,200,000
First Midwest Bancorp, Inc., 5.875%, 9/29/2026	8,500,000	8,958,991
First NBC Bank Holding Co., 5.750%, 2/18/2025 (i)	13,500,000	12,015,000
First Priority Bank, 7.000%, 11/30/2025 (b)	6,000,000	6,067,500
Franklin Financial Network, Inc., 6.875%, 3/30/2026 (a)	1,000,000	1,092,500
Franklin Financial Network, Inc., 7.000%, 7/1/2026 (a)	2,000,000	2,077,500
Great Southern Bancorp, Inc., 5.250%, 8/15/2026 (a)	3,256,000	3,345,540
Hanmi Financial Corp., 5.450%, 3/30/2027 (a)	2,600,000	2,638,566
Home BancShares, Inc., 5.625%, 4/15/2027 (a)	4,050,000	4,176,562
Investar Holding Corp., 6.000%, 3/30/2027 (a)	1,500,000	1,516,875
Jeff Davis Bancshares, Inc., 6.750%, 1/15/2027	5,000,000	5,025,000
Lakeland Bancorp, Inc., 5.125%, 9/30/2026 (a)	2,900,000	2,961,625
Luther Burbank Corp., 6.500%, 9/30/2024	20,950,000	23,280,688
Malvern Bancorp, Inc., 6.125%, 2/15/2027 (b)	3,800,000	3,819,000
Marquis Bancorp, Inc., 7.000%, 10/30/2026	4,000,000	4,000,000
Metropolitan Bancgroup, Inc., 6.500%, 7/1/2026	2,500,000	2,540,625
Metropolitan Bank Holding Corp., 6.250%, 3/15/2027 (b)	1,000,000	1,000,000
Midland States Bancorp, Inc., 6.500%, 6/18/2025	15,000,000	15,300,000
NexBank Capital, Inc., 5.500%, 3/16/2026	4,500,000	4,556,250
Noah Bank, 9.000%, 4/17/2025 (Acquired 04/15/2015 through 03/09/2016, Cost $4,518,301) (d)	4,500,000	4,556,250
Oconomowoc Bancshares, Inc., 6.875%, 11/17/2025 (b)	6,500,000	6,605,625
Old Second Bancorp, Inc., 5.750%, 12/31/2026 (a)	300,000	314,625
Opus Bank, 5.500%, 7/1/2026 (a)	1,500,000	1,505,625
Pinnacle Financial Partners, Inc., 5.250%, 11/16/2026 (a)(b)	2,000,000	2,025,000
Plaza Bancorp, 7.125%, 6/26/2025 (b)	5,000,000	5,087,500
Preferred Bank, 6.000%, 6/15/2026 (a)	4,938,000	5,215,763
RBB Bancorp, 6.500%, 3/31/2026	6,000,000	6,142,500
Revere Bank, 5.625%, 9/30/2026 (a)	6,500,000	6,597,500
Southern National Bancorp of Virginia, Inc., 5.875%, 1/31/2027 (b)	2,000,000	2,010,000
Southside Bancshares, Inc., 5.500%, 9/30/2026 (a)	3,000,000	3,100,500
Sterling Bancorp, Inc., 7.000%, 4/15/2026 (a)	6,750,000	7,003,125
Synovus Financial Corp., 5.750%, 12/15/2025 (a)	11,610,000	12,335,625
Tri-County Financial Group, Inc., 7.000%, 10/15/2026	7,500,000	7,612,500
Union Bankshares Corp., 5.000%, 12/15/2026 (a)	3,300,000	3,399,000
United Financial Bancorp, Inc., 5.750%, 10/1/2024	13,700,000	14,025,375
USAmeriBancorp, Inc., 6.250%, 4/1/2026 (b)	3,000,000	3,093,750
Your Community Bank, 6.250%, 12/15/2025 (a)	2,000,000	2,087,500

TOTAL CORPORATE OBLIGATIONS — (Cost $291,951,928)		300,057,833

	Shares
Investment Companies — 0.22%
Affiliated Mutual Funds — 0.22%
Angel Oak High Yield Opportunities Fund	908,384	10,818,859

TOTAL INVESTMENT COMPANIES — (Cost $10,455,119)		10,818,859

	Principal Amount
Mortgage Backed Securities — U.S. Government Agency Issues — 6.09%
Federal Home Loan Mortgage Corp., Series 2016-KF14, Class B, 9.579%, 1/25/2023 (a)(b)	7,822,235	9,158,277
Federal Home Loan Mortgage Corp., Series KF28, Class A, 1.149%, 1/25/2024 (a)	9,999,842	10,024,742
Federal Home Loan Mortgage Corp., Series K725, Class A2, 3.002%, 1/25/2024	8,000,000	8,232,712
Federal Home Loan Mortgage Corp., Series 2017-KF28, Class B, 4.789%, 1/25/2024 (a)(b)	2,499,961	2,552,092
Federal Home Loan Mortgage Corp., Series KF29, Class A, 1.343%, 2/25/2024 (a)	15,000,000	15,027,711
Federal Home Loan Mortgage Corp., Series 2017-KF29, Class B, 4.533%, 2/25/2024 (a)(b)	8,500,000	8,564,985
Federal Home Loan Mortgage Corp., Series 2014-DN1, Class M3, 5.491%, 2/25/2024 (a)	8,052,000	9,320,891
Federal Home Loan Mortgage Corp., Series 2015-DN1, Class M3, 5.141%, 1/25/2025 (a)	5,000,000	5,392,750
Federal Home Loan Mortgage Corp., Series 2015-HQ1, Class M3, 4.791%, 3/25/2025 (a)	1,650,000	1,789,102
Federal Home Loan Mortgage Corp., Series 2016-KSW1, Class B, 6.941%, 2/25/2026 (a)(b)	8,816,500	9,540,864
Federal Home Loan Mortgage Corp., Series KW02, Class A1, 2.896%, 4/25/2026	11,740,744	11,976,275
Federal Home Loan Mortgage Corp., Series K063, Class A1, 3.045%, 8/25/2026	5,993,545	6,188,719
Federal Home Loan Mortgage Corp., Series K061, Class A2, 3.347%, 11/25/2026	5,460,000	5,690,057
Federal Home Loan Mortgage Corp., Series KW02, Class A2, 3.360%, 12/25/2026	13,000,000	13,486,291
Federal Home Loan Mortgage Corp., Series 2015-HQA1, Class M2, 3.641%, 3/25/2028 (a)	2,379,487	2,445,787
Federal Home Loan Mortgage Corp., Series 2015-HQA2, Class M2, 3.791%, 5/25/2028 (a)	2,997,931	3,098,835
Federal Home Loan Mortgage Corp., Series 2016-DNA1, Class M1, 2.441%, 7/25/2028 (a)	1,030,966	1,036,696
Federal Home Loan Mortgage Corp., Series K153, Class A1, 2.907%, 8/25/2028	14,000,000	14,190,596
Federal Home Loan Mortgage Corp., Series 2016-HQA1, Class M2, 3.741%, 9/25/2028 (a)	5,000,000	5,225,905
Federal Home Loan Mortgage Corp., Series 2016-DNA2, Class M2, 3.191%, 10/25/2028 (a)	3,725,000	3,836,478
Federal Home Loan Mortgage Corp., Series 2016-HQA2, Class M1, 2.191%, 11/25/2028 (a)	2,597,910	2,621,452
Federal Home Loan Mortgage Corp., Series 2016-DNA3, Class M1, 2.091%, 12/25/2028 (a)	2,674,504	2,688,939
Federal Home Loan Mortgage Corp., Series 2016-HQA3, Class M2, 2.341%, 3/26/2029 (a)	2,261,074	2,288,374
Federal Home Loan Mortgage Corp., Series 2016-HQA4, Class M2, 2.291%, 4/25/2029 (a)	4,500,000	4,488,331
Federal Home Loan Mortgage Corp., Series 2017-DNA1, Class M1, 2.191%, 7/25/2029 (a)	1,479,355	1,488,320
Federal Home Loan Mortgage Corp., Series 2017-HQA1, Class M1, 2.191%, 8/27/2029 (a)	5,923,571	5,960,973
Federal Home Loan Mortgage Corp., Series 2017-HQA1, Class M2, 4.541%, 8/27/2029 (a)	5,000,000	5,130,745
Federal Home Loan Mortgage Corp., Series 2017-DNA2, Class M1, 2.186%, 10/25/2029 (a)	10,000,000	10,120,340
Federal Home Loan Mortgage Corp., Series 2016-K723, Class B, 3.704%, 10/25/2039 (a)(b)	10,000,000	9,587,000
Federal Home Loan Mortgage Corp., Series 2013-K29, Class B, 3.481%, 5/25/2046 (a)(b)	3,000,000	3,062,136
Federal Home Loan Mortgage Corp., Series 2016-K58, Class B, 3.739%, 9/25/2049 (a)(b)	10,000,000	9,539,680
Federal National Mortgage Association, Series 2016-M13, Class FA, 1.488%, 11/25/2023 (a)	2,994,597	3,007,596
Federal National Mortgage Association, Series 2014-C03, Class 1M2, 3.991%, 7/25/2024 (a)	12,000,000	12,623,436
Federal National Mortgage Association, Series 2014-C04, Class 2M2, 5.991%, 11/25/2024 (a)	4,630,386	5,197,649
Federal National Mortgage Association, Series 2015-M8, Class A2, 2.900%, 1/25/2025	7,090,000	7,192,670
Federal National Mortgage Association, Series 2016-M11, Class A1, 2.080%, 7/25/2026	4,543,388	4,462,534
Federal National Mortgage Association, Series 2017-M3, Class A2, 2.569%, 12/25/2026	15,000,000	14,540,670
Federal National Mortgage Association, Series 2017-M3, Class A1, 2.569%, 12/25/2026	6,983,697	7,002,874
Federal National Mortgage Association, Series 2017-M4, Class A1, 2.597%, 12/25/2026	6,000,000	6,052,302
Federal National Mortgage Association, Series 2015-C04, Class 2M2, 6.541%, 4/25/2028 (a)	4,000,000	4,544,132
Federal National Mortgage Association, Series 2016-M10, Class FA, 1.611%, 8/25/2028 (a)	9,997,129	10,009,625
Federal National Mortgage Association, Series 2016-C05, Class 2M1, 2.341%, 1/25/2029 (a)	4,745,879	4,816,522
Federal National Mortgage Association, Series 2016-C04, Class 1M1, 2.441%, 1/25/2029 (a)	4,783,785	4,852,384
Federal National Mortgage Association, Series 2016-C04, Class 1M2, 5.241%, 1/25/2029 (a)	5,000,000	5,481,810
Federal National Mortgage Association, Series 2016-C06, Class 1M1, 2.291%, 4/25/2029 (a)	6,800,555	6,900,551
Federal National Mortgage Association, Series 2017-C02, Class 2M1, 2.141%, 9/25/2029 (a)	1,988,181	1,997,384
Federal National Mortgage Association, Series 2015-22, Class IN, 3.000%, 3/25/2044 (c)	10,464,059	1,219,963
Government National Mortgage Association, Series 2014-118, Class HI, 4.000%, 3/20/2040 (c)	6,463,492	757,321

TOTAL MORTGAGE BACKED SECURITIES—U.S. GOVERNMENT AGENCY ISSUES—(Cost $297,890,588)		304,415,478

	Shares
Preferred Stocks — 0.07%
Financial — 0.07%
Morgan Stanley	130,497	3,104,524
Wells Fargo & Co.	23,990	602,629

TOTAL PREFERRED STOCKS - (Cost $3,481,416)		3,707,153

Short-Term Investments — 5.16%
Money Market Funds — 5.16%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.60% (j)	257,938,906	257,938,906

TOTAL SHORT-TERM INVESTMENTS—(Cost $257,938,906)		257,938,906

TOTAL INVESTMENTS — 105.62% — (Cost $5,310,956,428)	5,281,248,634
Liabilities in Excess of Other Assets — (5.62%)	(281,232,709)

NET ASSETS — 100.00%	$5,000,015,925

(a)	Variable or Floating Rate Security. Rate disclosed as of April 30, 2017.
(b)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At April 30, 2017, the value of these securities amounted to $1,532,123,897 or 30.64% of net assets.
(c)	Interest Only Security.
(d)	Illiquid security. At April 30, 2017, the value of these securities amounted to $84,496,022 or 1.69% of net assets.
(e)	All or a portion of the security has been pledged as collateral in connection with open credit agreements. At April 30, 2017, the value of securities pledged amounted to $545,577,920.
(f)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At April 30, 2017, the value of securities pledged amounted to $22,805,922.
(g)	Principal Only Security.
(h)	As of April 30, 2017, the Fund has fair valued this security. The value of this security amounts to $7,607,500 or 0.15% of net assets.
(i)	Non-income producing security. Item identified as in default as to the payment of interest.
(j)	Rate disclosed is the seven day yield as of April 30, 2017.

The cost basis of investments for federal income tax purposes at April 30, 2017 was as follows*:

Cost of investments	$5,310,956,428

Gross unrealized appreciation	85,421,279
Gross unrealized depreciation	(115,129,073)

Net unrealized depreciation	$(29,707,794)

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Angel Oak Multi-Strategy Income Fund

Schedule of Open Futures Contracts

April 30, 2017 (Unaudited)

Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Unrealized Appreciation /(Depreciation)
90 Day Euro$ Future	June 2017	(524)	$(129,316,650)	$(32,514)
90 Day Euro$ Future	September 2017	(414)	(102,051,000)	102,051
3 Year ERIS Aged Standard Swap Future	June 2020	141	14,315,392	(48,645)
5 Year ERIS Aged Standard Swap Future	September 2020	908	87,135,766	(201,349)
5 Year ERIS Aged Standard Swap Future	December 2020	661	64,545,196	1,613,159
5 Year ERIS Aged Standard Swap Future	March 2021	52	5,099,578	(27,872)
5 Year ERIS Aged Standard Swap Future	June 2021	115	11,323,947	269,986
5 Year ERIS Aged Standard Swap Future	December 2021	63	6,405,670	51,698
7 Year ERIS Aged Standard Swap Future	December 2022	171	16,530,638	(115,790)
7 Year ERIS Aged Standard Swap Future	March 2023	101	9,812,463	(100,879)
7 Year ERIS Aged Standard Swap Future	June 2023	197	19,556,545	281,341
7 Year ERIS Aged Standard Swap Future	September 2023	22	2,158,429	(790)
7 Year ERIS Aged Standard Swap Future	March 2024	96	9,807,610	(74,640)
7 Year ERIS Aged Standard Swap Future	September 2024	59	5,874,907	31,925
10 Year ERIS Aged Standard Swap Future	December 2024	945	83,399,368	(5,088,923)
10 Year ERIS Aged Standard Swap Future	March 2025	18	1,599,775	(9,506)
10 Year ERIS Aged Standard Swap Future	June 2025	235	21,581,530	(1,178,110)
10 Year ERIS Aged Standard Swap Future	September 2025	510	47,141,901	(1,059,726)
10 Year ERIS Aged Standard Swap Future	December 2025	100	9,535,530	(13,969)
10 Year ERIS Aged Standard Swap Future	March 2026	121	11,602,992	(221,357)
10 Year ERIS Aged Standard Swap Future	June 2026	193	19,050,509	698,287
10 Year ERIS Aged Standard Swap Future	September 2026	266	26,401,378	519,776
10 Year ERIS Aged Standard Swap Future	December 2026	192	20,021,069	(299,336)
10 Year ERIS Aged Standard Swap Future	March 2027	571	59,750,639	(1,073,391)
10 Year ERIS Aged Standard Swap Future	June 2027	95	10,194,383	(110,267)

				$(6,088,841)

Angel Oak Multi-Strategy Income Fund

Schedule of Open Reverse Repurchase Agreements

April 30, 2017 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Bank of America Merrill Lynch	2.930%	3/30/2017	5/1/2017	$6,557,033	$6,540,000
Bank of America Merrill Lynch	2.680%	3/30/2017	5/1/2017	7,631,136	7,613,000

					$14,153,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Angel Oak Flexible Income Fund

Schedule of Investments

April 30, 2017 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities — 0.01%
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047 (a)	$22,199	$16,316

TOTAL ASSET-BACKED SECURITIES - (Cost $18,177)		16,316

Collateralized Debt Obligations — 5.96%
Financial Institution Note Securitization Ltd., Series 2015-1A, Class C, 7.000%, 7/30/2026 (b)	3,725,000	3,828,838
Financial Institution Note Securitization Ltd., Series 2015-1, 11.660%, 7/30/2026 (Acquired 10/20/2015, Cost $6,666,000) (a)(b)(c)	6,666,000	6,666,000

TOTAL COLLATERALIZED DEBT OBLIGATIONS — (Cost $10,391,000)		10,494,838

Collateralized Loan Obligations — 13.04%
AIMCO CLO Ltd., Series 2015-AA, Class E, 8.978%, 1/15/2028 (a)(b)	3,000,000	3,003,726
Apidos CLO X, Series 2012-10A, Class D, 5.539%, 10/30/2022 (a)(b)	4,000,000	4,000,500
Apidos CLO XIV, Series 2013-14A, Class E, 5.558%, 4/15/2025 (a)(b)	3,000,000	2,910,045
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class E, 6.158%, 4/18/2025 (a)(b)	2,000,000	2,006,620
Cathedral Lake CLO Ltd., Series 2015-3A, Class D, 6.658%, 1/15/2026 (a)(b)	2,000,000	2,007,256
CIFC Funding Ltd., Series 2012-3A, Class B2L, 7.039%, 1/29/2025 (a)(b)	250,000	250,005
LCM XXI LP, Series 21A, Class D, 6.130%, 4/20/2028 (a)(b)	2,400,000	2,423,863
Sound Harbor Loan Fund Ltd., Series 2014-1A, Class C, 7.887%, 10/30/2026 (Acquired 08/06/2015, Cost $1,984,505) (a)(b)(c)	2,000,000	2,000,110
Venture XXIII CLO Ltd., Series 2016-23A, Class E, 8.725%, 7/19/2028 (a)(b)	4,250,000	4,335,000

TOTAL COLLATERALIZED LOAN OBLIGATIONS — (Cost $22,576,216)		22,937,125

Collateralized Mortgage Obligations — 0.86%
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 1.282%, 9/25/2045 (a)	9,889	8,215
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 3.060%, 5/25/2035 (a)	3,107	2,970
CitiMortgage Alternative Loan Trust, Series 2006-A5, Class 1A8, 6.000%, 10/25/2036	7,344	6,634
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XBI, 2.031%, 8/25/2046 (a)(d)	4,064,065	392,024
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A1, 1.191%, 11/25/2035 (a)	17,002	9,416
MASTR Adjustable Rate Mortgages Trust, Series 2005-8, Class 3A1, 3.543%, 12/25/2035 (a)	12,429	11,050
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class D, 5.587%, 2/12/2044 (a)	2,000,000	1,001,250
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035	5,570	4,199
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	24,218	19,438
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036	5,362	4,520
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-AR1, Class A1A, 1.251%, 12/25/2035 (a)	30,385	25,397
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1, 3.184%, 12/28/2037 (a)	24,749	23,640

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS — (Cost $2,342,705)		1,508,753

Corporate Obligations — 63.28%
Financial — 63.28%
Ameris Bancorp, 5.750%, 3/15/2027 (a)	1,425,000	1,445,221
Atlantic Capital Bancshares, Inc., 6.250%, 9/30/2025 (b)	2,900,000	3,041,375
Banc of California, Inc., 5.250%, 4/15/2025	2,000,000	2,009,122
Bank of America Corp., 5.875%, 1/5/2021	3,945,000	4,407,007
Cadence Financial Corp., 6.500%, 3/11/2025 (a)(b)	9,500,000	9,618,750
Capital One Bank USA, National Association, 3.375%, 2/15/2023	2,000,000	2,016,356
Capital One, National Association, 2.400%, 9/5/2019	1,225,000	1,230,761
Citigroup, Inc., 1.700%, 4/27/2018	2,000,000	1,999,864
Citigroup, Inc., 2.350%, 8/2/2021	376,000	371,580
Citizens Financial Group, Inc., 4.300%, 12/3/2025	1,764,000	1,839,790
ConnectOne Bancorp, Inc., 5.750%, 7/1/2025 (a)	3,600,000	3,681,000
Cullen/Frost Bankers, Inc., 4.500%, 3/17/2027	1,600,000	1,656,000
Durant Bancorp, Inc., 5.875%, 3/15/2027 (a)(b)	2,000,000	2,010,000
Everbank Financial Corp., 6.000%, 3/15/2026 (a)	2,490,000	2,627,241

EverBank Financial Corp., 5.750%, 7/2/2025	3,000,000	3,164,775
First Midwest Bancorp, Inc., 5.875%, 9/29/2026	1,000,000	1,053,999
Franklin Financial Network, Inc., 6.875%, 3/30/2026 (a)	1,350,000	1,474,875
Franklin Financial Network, Inc., 7.000%, 7/1/2026 (a)	2,000,000	2,077,500
Great Southern Bancorp, Inc., 5.250%, 8/15/2026 (a)	2,844,000	2,922,210
Hanmi Financial Corp., 5.450%, 3/30/2027 (a)	2,600,000	2,638,566
Home BancShares, Inc., 5.625%, 4/15/2027 (a)	4,050,000	4,176,562
HomeStreet, Inc., 6.500%, 6/1/2026	3,250,000	3,270,312
Investar Holding Corp., 6.000%, 3/30/2027 (a)	1,500,000	1,516,875
JPMorgan Chase & Co., 6.300%, 4/23/2019	515,000	557,623
JPMorgan Chase & Co., 2.620%, 6/11/2020 (a)	1,000,000	1,004,200
JPMorgan Chase & Co., 2.700%, 5/18/2023	2,000,000	1,972,452
KeyBank National Association, 1.700%, 6/1/2018	4,095,000	4,098,358
Lakeland Bancorp, Inc., 5.125%, 9/30/2026 (a)	1,700,000	1,736,125
Luther Burbank Corp., 6.500%, 9/30/2024	1,000,000	1,111,250
Malvern Bancorp, Inc., 6.125%, 2/15/2027 (b)	2,000,000	2,010,000
Metropolitan Bank Holding Corp., 6.250%, 3/15/2027 (b)	1,200,000	1,200,000
Morgan Stanley, 5.950%, 12/28/2017	2,000,000	2,056,620
Morgan Stanley, 2.625%, 11/17/2021	3,000,000	2,995,404
NexBank Capital, Inc., 5.500%, 3/16/2026	1,500,000	1,518,750
OceanFirst Financial Corp., 1.000%, 9/30/2026 (a)	300,000	310,500
Old Line Bancshares, Inc., 5.625%, 8/15/2026 (a)	500,000	501,875
Old Second Bancorp, Inc., 5.750%, 12/31/2026 (a)	1,750,000	1,835,313
Opus Bank, 5.500%, 7/1/2026 (a)	2,750,000	2,760,313
Pinnacle Financial Partners, Inc., 5.250%, 11/16/2026 (a)(b)	1,000,000	1,012,500
PNC Bank National Association, 1.450%, 7/29/2019	1,000,000	990,451
PNC Bank National Association, 2.400%, 10/18/2019	2,250,000	2,274,149
Preferred Bank, 6.000%, 6/15/2026 (a)	1,862,000	1,966,738
RBB Bancorp, 6.500%, 3/31/2026	4,000,000	4,095,000
Revere Bank, 5.625%, 9/30/2026 (a)	1,000,000	1,015,000
Southern National Bancorp of Virginia, Inc., 5.875%, 1/31/2027 (b)	2,750,000	2,763,750
SunTrust Banks, Inc., 2.900%, 3/3/2021	2,000,000	2,030,918
Synovus Financial Corp., 5.750%, 12/15/2025 (a)	1,911,000	2,030,438
USAmeriBancorp, Inc., 6.250%, 4/1/2026 (b)	4,000,000	4,125,000
Your Community Bank, 6.250%, 12/15/2025 (a)	3,000,000	3,131,250

TOTAL CORPORATE OBLIGATIONS — (Cost $109,346,005)		111,353,718

	Shares
Short-Term Investments — 13.10%
Money Market Funds — 13.10%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.60% (e)	23,055,984	23,055,984

TOTAL SHORT-TERM INVESTMENTS — (Cost $23,055,984)		23,055,984

TOTAL INVESTMENTS — 96.25% — (Cost $167,730,087)		169,366,734
Other Assets in Excess of Liabilities — 3.75%		6,598,568

NET ASSETS — 100.00%		$175,965,302

(a)	Variable or Floating Rate Security. Rate disclosed as of April 30, 2017.
(b)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At April 30, 2017, the value of these securities amounted to $59,213,338 or 33.65% of net assets.
(c)	Illiquid security. At April 30, 2017, the value of these securities amounted to $8,666,110 or 4.92% of net assets.
(d)	Interest Only Security.
(e)	Rate disclosed is the seven day yield as of April 30, 2017.

The cost basis of investments for federal income tax purposes at April 30, 2017 was as follows*:

Cost of investments	$167,730,087

Gross unrealized appreciation	2,614,564
Gross unrealized depreciation	(977,917)

Net unrealized depreciation	$1,636,647

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Angel Oak Flexible Income Fund

Schedule of Open Futures Contracts

April 30, 2017 (Unaudited)

Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Unrealized Depreciation
3 Year ERIS Aged Standard Swap Future	March 2020	21	$2,111,453	$(11,384)
5 Year ERIS Aged Standard Swap Future	March 2022	62	6,322,525	(77,258)
7 Year ERIS Aged Standard Swap Future	March 2024	17	1,736,764	(31,446)
10 Year ERIS Aged Standard Swap Future	March 2026	15	1,438,388	(35,071)

				$(155,159)

Angel Oak High Yield Opportunities Fund

Schedule of Investments

April 30, 2017 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations — 8.91%
Apidos CLO X, Series 2012-10A, Class E, 7.289%, 10/30/2022 (a)(b)	$500,000	$500,045
Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class D, 8.156%, 10/20/2029 (a)(b)	500,000	503,119
CIFC Funding Ltd., Series 2012-2A, Class B2R, 6.850%, 12/5/2024 (a)(b)	500,000	500,454
LCM XXI LP, Series 21A, Class E, 8.680%, 4/20/2028 (a)(b)	1,000,000	1,014,486
MidOcean Credit CLO VI, Series 2016-6A, Class E, 8.496%, 1/20/2029 (Acquired 03/03/2017, Cost $503,597) (a)(b)(c)	500,000	504,498
Northwoods Capital IX Ltd., Series 2012-9A, Class E, 6.258%, 1/18/2024 (Acquired 03/17/2017, Cost $500,967) (a)(b)(c)	500,000	499,984
Trinitas CLO IV Ltd., Series 2016-4A, Class E, 9.788%, 4/18/2028 (Acquired 12/15/2016, Cost $501,684) (a)(b)(c)	500,000	515,091
Venture XXIII CLO Ltd., Series 2016-23A, Class E, 8.725%, 7/19/2028 (a)(b)	500,000	510,000

TOTAL COLLATERALIZED LOAN OBLIGATIONS — (Cost $4,503,778)		4,547,677

Corporate Obligations — 84.71%
Basic Materials — 11.70%
Alcoa Nederland Holding BV, 7.000%, 9/30/2026 (b)(d)	500,000	555,000
Blue Cube Spinco, Inc., 9.750%, 10/15/2023	250,000	303,750
Cascades, Inc.5., 750%, 7/15/2023 (b)(d)	250,000	255,000
Consolidated Energy Finance SA, 6.750%, 10/15/2019 (b)(d)	550,000	563,750
CVR Partners LP / CVR Nitrogen Finance Corp., 9.250%, 6/15/2023 (b)	1,500,000	1,537,500
FMG Resources Ltd., 9.750%, 3/1/2022 (b)(d)	250,000	288,906
Hexion, Inc., 6.625%, 4/15/2020	150,000	142,500
Kaiser Aluminum Corp., 5.875%, 5/15/2024	250,000	264,375
Kissner Holdings LP / Kissner Milling Co. Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, 12/1/2022 (b)(d)	1,000,000	1,038,750
Teck Resources Ltd., 8.500%, 6/1/2024 (b)(d)	250,000	290,312
United States Steel Corp., 8.375%, 7/1/2021 (b)	250,000	275,938
Versum Materials, Inc., 5.500%, 9/30/2024 (b)	435,000	452,944

		5,968,725
Communications — 4.32%
Cable One, Inc., 5.750%, 6/15/2022 (b)	150,000	157,500
Cincinnati Bell, Inc., 7.000%, 7/15/2024 (b)	250,000	265,250
CommScope Technologies Finance LLC, 6.000%, 6/15/2025 (b)	500,000	535,625
CSC Holdings LLC, 5.500%, 4/15/2027 (b)	500,000	518,125
Frontier Communications Corp., 11.000%, 9/15/2025	500,000	484,375
Windstream Services LLC, 7.500%, 6/1/2022	250,000	244,375

		2,205,250
Consumer, Cyclical — 16.54%
American Axle & Manufacturing, Inc., 6.500%, 4/1/2027 (b)	1,500,000	1,492,500
BCD Acquisition, Inc., 9.625%, 9/15/2023 (b)	1,500,000	1,623,750
Century Communities, Inc., 6.875%, 5/15/2022	1,000,000	1,052,500
Dana, Inc., 5.500%, 12/15/2024	250,000	255,625
Deck Chassis Acquisition, Inc., 10.000%, 6/15/2023 (b)	250,000	275,000
Dollar Tree, Inc., 5.750%, 3/1/2023	250,000	266,500
Ferrellgas LP / Ferrellgas Finance Corp., 6.750%, 6/15/2023 (a)	525,000	509,250
FirstCash, Inc., 6.750%, 4/1/2021	500,000	525,000
Gateway Casinos & Entertainment Ltd., 8.250%, 3/1/2024 (b)(d)	250,000	256,250
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.125%, 12/1/2024 (b)	355,000	379,406
Lions Gate Entertainment Corp., 5.875%, 11/1/2024 (b)(d)	300,000	312,750

MGM Resorts International, 7.750%, 3/15/2022	375,000	437,813
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/2024	1,000,000	1,057,500

		8,443,844
Consumer, Non-cyclical — 6.05%
Ashtead Capital, Inc., 5.625%, 10/1/2024 (b)	200,000	214,728
Cenveo Corp., 6.000%, 8/1/2019 (b)	750,000	615,000
Dean Foods Co., 6.500%, 3/15/2023 (b)	500,000	528,750
HealthSouth Corp., 5.750%, 9/15/2025	250,000	254,062
JBS USA LUX SA / JBS USA Finance, Inc., 7.250%, 6/1/2021 (b)	95,000	98,088
JBS USA LUX SA / JBS USA Finance, Inc., 5.750%, 6/15/2025 (b)	250,000	259,375
Minerva Luxembourg SA, 6.500%, 9/20/2026 (b)(d)	500,000	498,120
Select Medical Corp., 6.375%, 6/1/2021	100,000	102,750
Vector Group Ltd., 6.125%, 2/1/2025 (b)	500,000	518,750

		3,089,623
Energy — 14.98%
Antero Resources Corp., 5.625%, 6/1/2023	500,000	516,875
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.500%, 4/15/2021	900,000	765,000
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025 (b)	1,100,000	1,175,625
Enviva Partners LP / Enviva Partners Finance Corp., 8.500%, 11/1/2021 (b)	1,000,000	1,063,750
Hilcorp. Energy I LP / Hilcorp. Finance Co., 5.750%, 10/1/2025 (b)	250,000	243,750
Parker Drilling Co., 7.500%, 8/1/2020	300,000	280,500
PBF Holding Co. LLC / PBF Finance Corp., 7.000%, 11/15/2023	1,250,000	1,275,000
Regency Energy Partners LP / Regency Energy Finance Corp., 5.500%, 4/15/2023	500,000	523,045
Shelf Drilling Holdings Ltd., 9.500%, 11/2/2020 (b)	905,950	905,950
SM Energy Co., 6.500%, 11/15/2021	100,000	102,750
Tesoro Corp., 5.125%, 12/15/2026 (b)	500,000	535,000
Williams Partners LP / ACMP Finance Corp., 4.875%, 5/15/2023	250,000	258,125

		7,645,370
Financial — 10.36%
Aircastle Ltd., 5.500%, 2/15/2022	250,000	271,975
Alliance Data Systems Corp., 6.375%, 4/1/2020 (b)	250,000	255,000
Avison Young Canada, Inc., 9.500%, 12/15/2021 (Acquired 12/20/2016, Cost $245,440) (b)(c)(d)	250,000	248,437
Credit Acceptance Corp., 7.375%, 3/15/2023	115,000	115,575
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/2020 (b)	1,000,000	1,027,500
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.500%, 4/15/2021 (b)	500,000	518,125
Navient Corp., 5.500%, 1/25/2023	600,000	595,860
NewStar Financial, Inc., 7.250%, 5/1/2020	1,000,000	1,036,250
Ocwen Loan Servicing LLC, 8.375%, 11/15/2022 (b)	500,000	433,750
QCP SNF REIT LLC, 8.125%, 11/1/2023 (b)	750,000	785,625

		5,288,097
Industrial — 15.20%
ATS Automation Tooling Systems, Inc., 6.500%, 6/15/2023 (b)(d)	338,000	352,365
Berry Plastics Corp., 6.000%, 10/15/2022	100,000	106,625
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.250%, 3/15/2024 (b)	250,000	261,875
BMC East LLC, 5.500%, 10/1/2024 (b)	135,000	140,906
Boise Cascade Co., 5.625%, 9/1/2024 (b)	500,000	516,250
Bombardier, Inc., 6.125%, 1/15/2023 (b)(d)	750,000	750,000
Covanta Holding Corp., 5.875%, 7/1/2025	500,000	501,250
General Cable Corp., 5.750%, 10/1/2022	600,000	597,000
Griffon Corp., 5.250%, 3/1/2022	750,000	769,687
Grinding Media, Inc. / MC Grinding Media Canada, Inc., 7.375%, 12/15/2023 (b)	500,000	534,650

Hornbeck Offshore Services, Inc., 5.875%, 4/1/2020	100,000	65,000
Kenan Advantage Group, Inc., 7.875%, 7/31/2023 (b)	300,000	311,250
PaperWorks Industries, Inc., 9.500%, 8/15/2019 (b)	1,000,000	775,000
Shape Technologies Group, Inc., 7.625%, 2/1/2020 (b)	600,000	618,000
Techniplas LLC, 10.000%, 5/1/2020 (Acquired 04/24/2015, Cost $1,000,000) (b)(c)	1,000,000	925,000
US Concrete, Inc., 6.375%, 6/1/2024 (b)	250,000	262,500
Zebra Technologies Corp., 7.250%, 10/15/2022	250,000	270,938

		7,758,296
Technology — 3.46%
Amkor Technology, Inc., 6.625%, 6/1/2021	600,000	612,750
CDW LLC / CDW Finance Corp., 5.000%, 9/1/2025	250,000	257,500
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 3/1/2025 (b)	250,000	257,500
Dell International LLC / EMC Corp., 7.125%, 6/15/2024 (b)	575,000	635,882

		1,763,632
Utilities — 2.10%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.500%, 5/20/2025	250,000	253,750
Dynegy, Inc., 8.000%, 1/15/2025 (b)	500,000	461,250
NRG Energy, Inc., 6.250%, 7/15/2022	100,000	102,381
NRG Energy, Inc., 6.625%, 3/15/2023	250,000	255,000

		1,072,381

TOTAL CORPORATE OBLIGATIONS — (Cost $42,337,921)		43,235,218

	Shares
Short-Term Investements — 4.27%
Money Market Funds — 4.27%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.60% (e)	2,177,038	2,177,038

TOTAL SHORT-TERM INVESTMENTS — (Cost $2,177,038)		2,177,038

TOTAL INVESTMENTS — 97.89% — (Cost $49,018,737)		49,959,933
Other Assets in Excess of Liabilities — 2.11%		1,076,574

NET ASSETS — 100.00%		$51,036,507

(a)	Variable or Floating Rate Security. Rate disclosed as of April 30, 2017.
(b)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At April 30, 2017, the value of these securities amounted to $32,349,685 or 63.39% of net assets.
(c)	Illiquid security. At April 30, 2017, the value of these securities amounted to $2,693,011 or 5.28% of net assets.
(d)	U.S. dollar denominated foreign security.
(e)	Rate disclosed is the seven day yield as of April 30, 2017.

The cost basis of investments for federal income tax purposes at April 30, 2017 was as follows*:

Cost of investments	$49,018,737

Gross unrealized appreciation	1,671,086
Gross unrealized depreciation	(729,890)

Net unrealized appreciation	$941,196

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Securities Valuation and Fair Value Measurements (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, corporate obligations and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last sale price at the close of that exchange. Securities traded on the NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or NASDAQ security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustements are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques and inputs as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation Oversight Committee is generally responsible for overseeing the Funds’ valuation processes and reports periodically to the Board. The Valuation Oversight Committee has delegated to the Pricing Committee the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. The Pricing Committee reports periodically to the Valuation Oversight Committee.

The following is a summary of the inputs used to value each Fund’s net assets as of April 30, 2017:

Multi-Strategy Income Fund

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$662,165,048	$—	$662,165,048
Collateralized Debt Obligations	—	20,733,803	—	20,733,803
Collateralized Loan Obligations	—	461,321,038	—	461,321,038
Collateralized Mortgage Obligations	—	3,252,483,016	7,607,500	3,260,090,516
Corporate Obligations	—	300,057,833	—	300,057,833
Investment Companies	10,818,859	—	—	10,818,859
Mortgage-Backed Securities—U.S. Government Agency Issues	—	304,415,478	—	304,415,478
Preferred Stocks	3,707,153	—	—	3,707,153
Short Term Investments	257,938,906	—	—	257,938,906
Total	272,464,918	5,001,176,216	7,607,500	5,281,248,634
Other Financial Instruments
Futures Contracts*	$(6,088,841.00)	$—	$—	$(6,088,841)
Reverse Repurchase Agreements	—	(14,153,000)	—	(14,153,000)
Total	$(6,088,841)	$(14,153,000)	$—	$(20,241,841)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and reverse repurchase agreements. Futures are reflected at the unrealized appreciation (depreciation) on the instrument.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2017, the Multi-Strategy Income Fund did not recognize any transfers to or from Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Angel Oak Multi-Strategy Income Fund	Balance as of 01/31/2017	Accrued Discounts/Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Paydowns	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 04/30/2017	Net Change in Unrealized Appreciation (Depreciation) on securities held at 04/30/2017
Collateralized Mortgage Obligations	$10,418,254	$5,835	$914,439	$4,199,972	$—	$(7,931,000)	$—	$—	$7,607,500	$(12,624)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

Angel Oak Multi-Strategy Income Fund	Fair Value as of 04/30/2017	Valuation Techniques	Unobservable Input	Range	Impact to valuation from an increase to input
Collateralized Mortgage Obligations	$7,607,500	Consensus Pricing	Third party & broker quote inputs	$89.50 - $ 89.50	When a broker quote is provided as a fair value method, both the fund and the broker may consider the following: significant changes in the default rate, conditional prepayment rate, loss severity and expected yield-to-maturity assumptions, which would result in direct and proportional changes in the fair value of this security.

Flexible Income Fund

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$16,316	$—	$16,316
Collateralized Debt Obligations	—	10,494,838	—	10,494,838
Collateralized Loan Obligations	—	22,937,125	—	22,937,125
Collateralized Mortgage Obligations	—	1,508,753	—	1,508,753
Corporate Obligations	—	111,353,718	—	111,353,718
Short Term Investments	23,055,984	—	—	23,055,984
Total	$23,055,984	$146,310,750	$—	$169,366,734
Other Financial Instruments
Futures Contracts*	$(155,159)	$—	$—	$(155,159)
Total	$(155,159)	$—	$—	$(155,159)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2017, the Flexible Income Fund did not recognize any transfers to or from Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

High Yield Opportunities Fund

Assets	Level 1	Level 2	Level 3	Total
Collateralized Loan Obligations	$—	$4,547,677	$—	$4,547,677
Corporate Obligations	—	43,235,218	—	43,235,218
Short Term Investments	2,177,038	—	—	2,177,038
Total	2,177,038	47,782,895	—	49,959,933

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2017, the High Yield Opportunities Fund did not recognize any transfers to or from Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Derivative Instruments and Hedging Activities at April 30, 2017 (Unaudited)

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

During the period, the Funds entered into futures to hedge various investments for risk management.

Fair Values of Derivative Instruments in the Funds as of April 30, 2017:

Multi-Strategy Income Fund

Derivatives	Type of Derivative Risk	Asset Derivatives	Value	Liability Derivatives	Value
Futures Contracts	Interest Rate	Unrealized appreciation on futures contracts	$ 3,568,223	Unrealized depreciation on futures contracts	$(9,657,064)

The average monthly notional value of long and short futures contracts during the period ended April 30, 2017, was $525,996,223 and ($231,490,119), respectively.

Flexible Income Fund

Derivatives	Type of Derivative Risk	Liability Derivatives	Value
Futures Contracts	Interest Rate	Unrealized depreciation on futures contracts	$ (155,159)

The average monthly notional value of long and short futures contracts during the period ended April 30, 2017, was $11,664,027 and ($6,712,641), respectively.

Secured Borrowings

The Funds recently adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

A reverse repurchase agreement is the sale by the Funds of a security to a party for a specified price, with the simultaneous agreement by the Funds to repurchase that security from that party on a future date at a higher price. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Funds. In such situations, the Funds may incur losses as a result of a possible decline in the value of the underlying security during the period while the Funds’ seek to enforce their rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing their rights.

Multi-Strategy Income Fund

Reverse Repurchase Agreements and Reverse Repurchase-to-Maturity Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Collateralized Mortgage Obligations	$—	$14,153,000	$—	$—	$14,153,000
Total	$—	$14,153,000	$—	$—	$14,153,000

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Angel Oak Funds Trust

By (Signature and Title)	/s/ Dory Black
Dory Black, President (Principal Executive Officer)

Date	06/23/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dory Black
Dory Black, President (Principal Executive Officer)

Date	06/23/17

By (Signature and Title)*	/s/ Daniel Fazioli
Daniel Fazioli, Treasurer (Principal Financial Officer)

Date	06/23/17

*	Print the name and title of each signing officer under his or her signature.